UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-5586
Oppenheimer California Municipal Fund

(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: July 31
Date of reporting period: 01/31/2011

Item 1. Reports to Stockholders.
     MANAGEMENT COMMENTARY
          An Interview with Your Fund’s Portfolio Managers
     SEMI ANNUAL REPORT
          Listing of Top Holdings
          Listing of Investments
          Financial Statements
“Covering every twist and turn of the financial markets may be a lucrative media strategy, but investors should focus instead on the significant advantages of investing for the long term in funds that offer attractive yields and monthly streams of tax-free income.”
Dan Loughran, Senior Vice President, Senior Portfolio Manager
and Team Leader, OppenheimerFunds/Rochester

TOP HOLDINGS AND ALLOCATIONS

Top Ten Categories
Special Tax	25.7%
Tobacco — Master Settlement Agreement	24.4
Tax Increment Financing (TIF)	5.6
General Obligation	4.4
Municipal Leases	3.8
Special Assessment	3.0
Hospital/Health Care	2.9
Marine/Aviation Facilities	2.8
Airlines	2.8
Water Utilities	2.4
Portfolio holdings are subject to change. Percentages are as of January 31,2011,and are based on total assets.
Credit Allocation

Credit Rating Breakdown	NRSRO Only Total
AAA	1.8%
AA	21.6
A	12.9
BBB	42.7
BB and Lower	5.2
Unrated	15.8

Total	100.0%
The percentages above are based on the market value of the Fund’s securities as of January 31, 2011, and are subject to change. All securities except for those labeled “unrated” have been rated by at least one Nationally Recognized Statistical Rating Organization (“NRSRO”), such as Standard & Poor’s (“S&P”). For securities rated only by an NRSRO other than S&P, OppenheimerFunds , Inc. (the “Manager”) converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest rating is used. Unrated securities do not necessarily indicate low credit quality.
For the purposes of this Credit Allocation table,“investment-grade“securities are securities rated within the NRSROs’ four highest rating categories, which include AAA,AA,A and BBB. Securities not rated by an NRSRO may or may not be equivalent of investment grade. For further details, please consult the Fund’s prospectus or Statement of Additional Information.
11   |   OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
This semiannual report must be preceded or accompanied by the current prospectus of Oppenheimer California Municipal Fund. Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and, if available, summary prospectuses, contain this and other information about the funds. For more information, ask your financial advisor,call us at 1.800.525.7048, or visit our websiteat www.oppenheimerfunds.com. Read prospectuses and, if available, summary prospectuses, carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 11/3/88. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%.
Class B shares of the Fund were first publicly offered on 5/3/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 11/1/95. Unless otherwise noted, Class C returns include the applicable 1% contingent deferred sales charge for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 11/29/10. Class Y shares are offered only to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
12   |   OPPENHEIMER CALIFORNIA MUNICIPAL FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2011.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypo-thetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
13   |  OPPENHEIMER CALIFORNIA MUNICIPAL FUND

FUND EXPENSES Continued

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
Actual	August 1, 2010	January 31, 2011	January 31, 2011[1,2]
Class A	$1,000.00	$936.70	$4.89
Class B	1,000.00	932.70	9.06
Class C	1,000.00	932.90	8.66
Class Y	1,000.00	946.10	1.30

Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.16	5.10
Class B	1,000.00	1,015.88	9.44
Class C	1,000.00	1,016.28	9.04
Class Y	1,000.00	1,021.37	3.88

1.	Actual expenses paid for Classes A, B and C are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Actual expenses paid for Class Y are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 64/365 to reflect the period from November 29, 2010 (inception of offering) to January 31, 2011.

2.	Hypothetical expenses paid for all classes are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
Those annualized expense ratios, based on the 6-month period ended January 31, 2011 for Classes A, B and C and for the period from November 29, 2010 (inception of offering) to January 31, 2011 for Class Y are as follows:

Class	Expense Ratios
Class A	1.00%
Class B	1.85
Class C	1.77
Class Y	0.76
The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
14   |   OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS January 31, 2011 / Unaudited

Principal
Amount		Coupon	Maturity	Value
Municipal Bonds and Notes—114.8%
California—106.3%
$3,000,000	Anaheim, CA Public Financing Authority (Anaheim Electric System Distribution)[1]	5.250%	10/01/2034	$2,923,920
7,000,000	Anaheim, CA Public Financing Authority (Anaheim Electric System Distribution)[1]	5.250	10/01/2039	6,822,480
10,000,000	Bay Area CA Toll Authority (San Francisco Bay Area)[1]	5.500	04/01/2043	10,055,000
10,000,000	Bay Area CA Toll Authority (San Francisco Bay Area)[1]	5.625	04/01/2044	10,156,100
9,975,000	CA Dept. of Veterans Affairs Home Purchase[1]	5.000	12/01/2027	8,843,468
10,000,000	CA Dept. of Veterans Affairs Home Purchase[1]	5.250	12/01/2037	8,494,200
14,215,000	CA Health Facilities Financing Authority (Providence Health & Service/Provident Health System-Oregon Obligated Group)[1]	5.500	10/01/2039	13,717,300
1,430,000	CA Home Mtg. Finance Authority (Homebuyers Fund)[1]	5.500	02/01/2043	1,763,742
1,735,000	CA Home Mtg. Finance Authority (Homebuyers Fund)[1]	5.800	08/01/2043	1,674,876
14,825,000	CA Public Works (Regents University)[1]	5.000	04/01/2034	13,480,652
12,000,000	CA Statewide CDA (St. Joseph’s)[1]	5.750	07/01/2047	11,364,600
11,360,000	Citrus, CA Community College District[1]	5.500	06/01/2031	11,324,670
5,145,000	Grossmont, CA Union High School District[1]	5.500	08/01/2030	5,246,704
4,895,000	Grossmont, CA Union High School District[1]	5.500	08/01/2031	4,971,440
10,000,000	Grossmont, CA Union High School District[1]	5.500	08/01/2045	9,863,000
15,000,000	Los Angeles, CA Community College District[1]	5.000	08/01/2033	14,121,600
10,000,000	Los Angeles, CA Community College District[1]	6.000	08/01/2033	10,596,800
14,210,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[1]	5.250	05/15/2024	14,289,974
10,000,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[1]	5.375	05/15/2026	9,987,794
11,000,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[1]	5.375	05/15/2027	10,903,684
10,095,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[1]	5.375	05/15/2028	9,925,707
10,215,000	Los Angeles, CA Dept. of Airports ROLs[1]	5.375	05/15/2025	10,280,785
3,000,000	Los Angeles, CA Dept. of Water & Power[1]	5.375	07/01/2034	3,011,370
12,000,000	Los Angeles, CA Dept. of Water & Power[1]	5.375	07/01/2038	12,045,480
16,300,000	Los Angeles, CA Harbor Dept.[1]	5.250	08/01/2034	15,902,443
2,280,000	Port of Oakland, CA1	5.000	11/01/2032	2,078,604
18,220,000	Port of Oakland, CA1	5.000	11/01/2032	16,610,599
10,000,000	San Diego, CA Regional Building Authority (County Operations Center & Annex)[1]	5.375	02/01/2036	9,712,300
100,000	Adelanto, CA Elementary School District Community Facilities District No. 1[2]	4.900	09/01/2014	88,351
2,675,000	Adelanto, CA Elementary School District Community Facilities District No. 1[2]	5.250	09/01/2026	1,851,501
15   |  OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

California Continued
$7,310,000	Adelanto, CA Elementary School District Community Facilities District No. 1[2]	5.350%	09/01/2036	$4,484,027
2,035,000	Adelanto, CA Elementary School District Community Facilities District No. 1[2]	5.400	09/01/2036	1,258,118
55,000	Adelanto, CA Improvement Agency, Series B2	5.500	12/01/2023	50,346
1,125,000	Adelanto, CA Public Utility Authority[2]	6.750	07/01/2039	1,065,308
2,000,000	Agua Mansa, CA Industrial Growth Assoc. Special Tax[2]	6.500	09/01/2033	1,878,580
1,640,000	Alhambra, CA (Atherton Baptist Homes)[2]	7.500	01/01/2030	1,656,794
1,000,000	Alhambra, CA (Atherton Baptist Homes)[2]	7.625	01/01/2040	1,011,290
25,000	Alvord, CA Unified School District Community Facilities District[2]	5.875	09/01/2034	22,557
100,000	Alvord, CA Unified School District Community Facilities District Special Tax[2]	4.500	09/01/2017	92,192
1,295,000	Alvord, CA Unified School District Community Facilities District Special Tax[2]	5.000	09/01/2036	889,264
1,580,000	Alvord, CA Unified School District Community Facilities District Special Tax[2]	5.000	09/01/2036	1,084,970
1,000,000	Anaheim, CA Community Facilities District Special Tax (Platinum Triangle)[2]	6.125	09/01/2031	883,490
1,000,000	Anaheim, CA Community Facilities District Special Tax (Platinum Triangle)[2]	6.125	09/01/2032	881,070
500,000	Arvin, CA Community Redevel. Agency[2]	5.000	09/01/2025	381,445
2,435,000	Arvin, CA Community Redevel. Agency[2]	5.125	09/01/2035	1,671,360
600,000	Arvin, CA Community Redevel. Agency Tax Allocation[2]	6.500	09/01/2038	499,800
975,000	Azusa, CA Special Tax Community Facilities District No. 05-1[2]	5.000	09/01/2021	856,791
2,685,000	Azusa, CA Special Tax Community Facilities District No. 05-1[2]	5.000	09/01/2027	2,100,825
3,000,000	Azusa, CA Special Tax Community Facilities District No. 05-1[2]	5.000	09/01/2037	2,149,020
1,000,000	Bakersfield, CA Improvement Bond Act 1915[2]	5.000	09/02/2027	702,030
850,000	Bakersfield, CA Improvement Bond Act 1915[2]	5.125	09/02/2026	666,868
465,000	Bakersfield, CA Improvement Bond Act 1915[2]	5.350	09/02/2022	383,369
1,260,000	Bakersfield, CA Improvement Bond Act 1915[2]	5.400	09/02/2025	976,487
1,630,000	Bakersfield, CA Improvement Bond Act 1915[2]	7.375	09/02/2028	1,488,842
2,700,000	Beaumont, CA Financing Authority, Series A2	5.350	09/01/2036	2,177,766
1,050,000	Beaumont, CA Financing Authority, Series A2	6.875	09/01/2036	979,083
5,000	Beaumont, CA Financing Authority, Series A2	7.000	09/01/2023	4,850
685,000	Beaumont, CA Financing Authority, Series B2	5.000	09/01/2027	527,745
3,170,000	Beaumont, CA Financing Authority, Series B2	5.050	09/01/2037	2,247,086
500,000	Beaumont, CA Financing Authority, Series B2	6.000	09/01/2034	448,450
1,525,000	Beaumont, CA Financing Authority, Series B2	6.000	09/01/2034	1,301,862
16  |   OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Principal
Amount		Coupon		Maturity	Value

California Continued
$450,000	Beaumont, CA Financing Authority, Series B2	8.625%		09/01/2039	$453,393
225,000	Beaumont, CA Financing Authority, Series B2	8.875		09/01/2034	229,055
2,340,000	Beaumont, CA Financing Authority, Series C2	5.500		09/01/2035	1,928,441
2,000,000	Beaumont, CA Financing Authority, Series D2	5.800		09/01/2035	1,709,820
3,245,000	Beaumont, CA Financing Authority, Series E2	6.250		09/01/2038	2,832,268
1,535,000	Berkeley, CA (Animal Shelter) COP[2]	5.750		08/01/2040	1,539,452
500,000	Blythe, CA Community Facilities District Special Tax (Hidden Beaches)[2]	5.300		09/01/2035	357,985
30,000	Blythe, CA Redevel. Agency (Redevel. Project No. 1 Tax Allocation)[2]	5.650		05/01/2029	24,226
7,430,000	Brentwood, CA Infrastructure Financing Authority[2]	5.200		09/02/2036	5,202,858
25,000	Buena Park, CA Special Tax (Park Mall)[2]	6.100		09/01/2028	21,073
60,000	Butte County, CA Hsg. Authority (Affordable Hsg. Pool)[2]	7.000		10/01/2020	57,994
3,000,000	CA ABAG Finance Authority for NonProfit Corporations (Casa De Las Campanas)[2]	6.000		09/01/2037	2,862,150
105,000	CA ABAG Finance Authority for NonProfit Corporations (Odd Fellows Home of California)[2]	5.350		11/15/2032	93,767
65,000	CA ABAG Finance Authority for NonProfit Corporations (Redding Assisted Living Corp.)[2]	5.250		11/15/2031	46,460
10,000	CA ABAG Finance Authority for NonProfit Corporations COP (Merced Family Health Centers)[2]	5.950		01/01/2024	10,002
25,000	CA ABAG Finance Authority for NonProfit Corporations COP (Palo Alto Gardens Apartments)[2]	5.350		10/01/2029	23,698
4,300,000	CA ABAG Finance Authority for NonProfit Corporations COP (Redwood Senior Homes & Services)[2]	6.125		11/15/2032	4,008,933
500,000	CA ABAG Finance Authority for NonProfit Corporations (Hamlin School)[2]	5.000		08/01/2037	427,020
75,000	CA Affordable Hsg. Agency (Merced County Hsg. Authority)[2]	6.000		01/01/2023	66,557
20,000	CA Bay Area Government Association[2]	4.125		09/01/2019	16,973
10,530,000	CA County Tobacco Securitization Agency[2]	5.000		06/01/2047	6,102,451
39,700,000	CA County Tobacco Securitization Agency	5.750	[3]	06/01/2057	237,406
16,570,000	CA County Tobacco Securitization Agency	5.820	[3]	06/01/2033	1,237,779
43,500,000	CA County Tobacco Securitization Agency	5.890	[3]	06/01/2046	717,750
45,600,000	CA County Tobacco Securitization Agency	6.125	[3]	06/01/2057	209,760
20,000,000	CA County Tobacco Securitization Agency	6.300	[3]	06/01/2055	116,000
82,110,000	CA County Tobacco Securitization Agency	6.423	[3]	06/01/2046	1,990,346
51,500,000	CA County Tobacco Securitization Agency	6.700	[3]	06/01/2057	203,425
55,250,000	CA County Tobacco Securitization Agency	6.901	[3]	06/01/2057	218,238
71,700,000	CA County Tobacco Securitization Agency	7.000	[3]	06/01/2055	415,860
347,900,000	CA County Tobacco Securitization Agency	7.550	[3]	06/01/2055	1,742,979
173,750,000	CA County Tobacco Securitization Agency	7.553	[3]	06/01/2055	870,488
17  |  OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

California Continued
$409,500,000	CA County Tobacco Securitization Agency	8.251%[3]		06/01/2055	$2,051,595
850,000	CA County Tobacco Securitization Agency (TASC)[2]	5.100		06/01/2028	672,614
19,815,000	CA County Tobacco Securitization Agency (TASC)[2]	5.125		06/01/2038	13,255,244
3,725,000	CA County Tobacco Securitization Agency (TASC)[2]	5.125		06/01/2038	2,491,839
11,315,000	CA County Tobacco Securitization Agency (TASC)[2]	5.250		06/01/2045	6,805,294
6,000,000	CA County Tobacco Securitization Agency (TASC)[2]	5.250		06/01/2046	3,412,320
8,000,000	CA County Tobacco Securitization Agency (TASC)[2]	5.450		06/01/2028	6,331,120
15,275,000	CA County Tobacco Securitization Agency (TASC)[2]	5.600		06/01/2036	11,011,900
30,235,000	CA County Tobacco Securitization Agency (TASC)[2]	5.650		06/01/2041	20,929,272
28,380,000	CA County Tobacco Securitization Agency (TASC)[2]	5.700		06/01/2046	19,384,675
4,375,000	CA County Tobacco Securitization Agency (TASC)[2]	5.750		06/01/2029	3,956,619
9,175,000	CA County Tobacco Securitization Agency (TASC)[2]	5.875		06/01/2035	6,932,722
1,250,000	CA County Tobacco Securitization Agency (TASC)[2]	5.875		06/01/2043	915,263
10,545,000	CA County Tobacco Securitization Agency (TASC)[2]	6.000		06/01/2035	8,105,731
11,190,000	CA County Tobacco Securitization Agency (TASC)[2]	6.000		06/01/2042	8,369,225
9,340,000	CA County Tobacco Securitization Agency (TASC)[2]	6.125		06/01/2038	7,229,814
50,000	CA County Tobacco Securitization Agency (TASC)[2]	6.125		06/01/2043	38,013
86,970,000	CA County Tobacco Securitization Agency (TASC)	6.375	[3]	06/01/2046	1,753,315
65,800,000	CA County Tobacco Securitization Agency (TASC)	6.600	[3]	06/01/2046	1,085,700
80,000	CA Dept. of Veterans Affairs Home Purchase[2]	5.200		12/01/2027	77,766
10,000,000	CA Dept. of Water Resources (Center Valley)[2]	5.250		12/01/2035	10,203,300
10,000	CA Dept. of Water Resources (Center Valley)	5.400		07/01/2012	10,040
4,405,000	CA Educational Facilities Authority (California College of Arts & Crafts)[2]	5.000		06/01/2035	3,365,156
300,000	CA Educational Facilities Authority (California College of Arts & Crafts)[2]	5.750		06/01/2025	277,875
40,000	CA Educational Facilities Authority (California College of Arts & Crafts)[2]	5.875		06/01/2030	36,088
1,750,000	CA Educational Facilities Authority (Loyola Marymount University)[2]	5.125		10/01/2040	1,618,383
10,000	CA GO2	5.000		10/01/2023	9,944
5,000	CA GO2	5.125		02/01/2027	4,825
20,000	CA GO2	5.125		03/01/2031	18,533
5,000	CA GO2	5.125		06/01/2031	4,631
35,000	CA GO2	5.250		06/01/2021	35,381
5,000	CA GO2	5.500		10/01/2022	5,027
1,500,000	CA GO2	6.000		03/01/2033	1,528,815
60,000	CA GO2	6.250		10/01/2019	60,429
200,000	CA GO2	6.250		10/01/2019	201,430
10,000,000	CA GO2	6.500		04/01/2033	10,602,600
18  | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Principal
Amount		Coupon		Maturity	Value

California Continued
$78,410,000	CA Golden State Tobacco Securitization Corp. (TASC)[2]	0.000%[4]		06/01/2037	$43,857,065
45,895,000	CA Golden State Tobacco Securitization Corp. (TASC)[2]	5.125		06/01/2047	27,058,774
205,940,000	CA Golden State Tobacco Securitization Corp. (TASC)	6.902	[3]	06/01/2047	2,973,774
430,000	CA Health Facilities Financing Authority (Hospital of the Good Samaritan)[2]	7.000		09/01/2021	395,905
2,000,000	CA Health Facilities Financing Authority (Northern California Presbyterian Homes & Services)[2]	5.125		07/01/2018	1,999,880
100,000	CA Health Facilities Financing Authority (Providence Health System-Southern California)[2]	6.250		10/01/2028	107,214
5,000,000	CA Health Facilities Financing Authority (SJHS/SJHCN/SJHE/SJHO Obligated Group)[2]	5.750		07/01/2039	4,944,500
80,000	CA Health Facilities Financing Authority (Sutter Health)[2]	5.350		08/15/2028	75,899
11,275,000	CA HFA (Home Mtg.)[2]	5.500		02/01/2042	11,462,391
25,000	CA HFA (Multifamily Hsg.)[2]	5.375		08/01/2028	23,606
275,000	CA HFA (Multifamily Hsg.)	5.950		08/01/2028	274,970
2,700,000	CA HFA (Multifamily Hsg.)[2]	6.050		08/01/2027	2,721,897
400,000	CA HFA (Multifamily Hsg.), Series A2	5.900		02/01/2028	398,304
95,000	CA HFA (Multifamily Hsg.), Series B2	5.500		08/01/2039	76,523
5,325,000	CA HFA, Series C2	5.750		08/01/2030	5,411,798
5,000	CA Home Mtg. Finance Authority (Homebuyers Fund)[2]	5.800		08/01/2043	5,017
1,000,000	CA Home Mtg. Finance Authority (Homebuyers Fund)[2]	6.000		02/01/2049	983,540
1,000,000	CA Independent Cities Finance Authority Mobile Home Park (Lamplighter Salinas)[2]	6.250		07/15/2045	919,740
40,000	CA Independent Cities Lease Finance Authority (Caritas Affordable Hsg.)[2]	5.375		08/15/2040	33,262
6,430,000	CA Infrastructure and Economic Devel. (Copia: The American Center for Wine, Food and the Arts)	5.000		12/01/2032	2,589,940
110,000	CA Lee Lake Water District Community Facilities District No. 1 (Sycamore Creek)[2]	6.000		09/01/2033	89,115
10,000,000	CA M-S-R Energy Authority[2]	6.500		11/01/2039	10,262,800
65,000	CA M-S-R Public Power Agency (San Juan)[2]	6.000		07/01/2022	65,804
10,000	CA Mobile Home Park Financing Authority (Palomar Estates East & West)[2]	5.100		09/15/2023	8,661
1,500,000	CA Municipal Finance Authority (Caritas Acquisitions/Caritas Corp. Obligated Group)[2]	6.400		08/15/2045	1,366,755
1,500,000	CA Municipal Finance Authority (OCEAA)[2]	7.000		10/01/2039	1,355,220
1,500,000	CA Municipal Finance Authority (Pilgrim Place Claremont)[2]	5.875		05/15/2029	1,486,575
1,000,000	CA Municipal Finance Authority (Pilgrim Place Claremont)[2]	6.125		05/15/2039	960,990
1,400,000	CA Pollution Control Financing Authority (Sacramento Biosolids Facility)[2]	5.500		12/01/2024	1,085,868
19  | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

California Continued
$85,000	CA Pollution Control Financing Authority (San Diego Gas & Electric Company)[2]	5.850%		06/01/2021	$85,258
915,000	CA Pollution Control Financing Authority (San Diego Gas & Electric Company)[2]	5.850		06/01/2021	917,782
2,500,000	CA Public Works[2]	6.000		03/01/2035	2,454,575
365,000	CA Public Works[2]	6.125		11/01/2029	368,646
7,750,000	CA Public Works[2]	6.375		11/01/2034	7,897,173
6,550,000	CA Public Works[2]	6.625		11/01/2034	6,822,480
735,000	CA Public Works (Dept. of Corrections)[2]	5.250		06/01/2028	679,390
900,000	CA Public Works (Dept. of Health Services)[2]	5.500		11/01/2015	907,299
900,000	CA Public Works (Dept. of Mental Health)[2]	5.000		11/01/2031	772,443
125,000	CA Public Works (Trustees California State University)[2]	6.000		04/01/2027	126,880
350,000	CA Rural Home Mtg. Finance Authority (Single Family Mtg.)[2]	5.500		08/01/2047	161,991
2,810,000	CA Rural Home Mtg. Finance Authority (Single Family Mtg.)[2]	5.500		08/01/2047	1,443,947
21,465,000	CA Silicon Valley Tobacco Securitization Authority	5.680	[3]	06/01/2041	880,709
17,650,000	CA Silicon Valley Tobacco Securitization Authority	5.850	[3]	06/01/2047	318,583
165,000,000	CA Silicon Valley Tobacco Securitization Authority	6.300	[3]	06/01/2056	851,400
100,000,000	CA Silicon Valley Tobacco Securitization Authority	6.850	[3]	06/01/2056	445,000
74,120,000	CA Silicon Valley Tobacco Securitization Authority	7.821	[3]	06/01/2036	5,147,634
95,000	CA Statewide CDA[2]	5.000		09/02/2018	84,678
135,000	CA Statewide CDA[2]	5.000		09/02/2019	116,605
235,000	CA Statewide CDA[2]	5.125		09/02/2020	198,307
2,855,000	CA Statewide CDA[2]	5.125		09/02/2025	2,127,575
8,070,000	CA Statewide CDA[2]	5.200		09/02/2036	5,345,084
100,000	CA Statewide CDA	6.527	[3]	09/01/2028	24,838
75,000	CA Statewide CDA[2]	6.625		09/01/2027	66,744
50,000	CA Statewide CDA[2]	6.750		09/01/2037	44,246
100,000	CA Statewide CDA	6.773	[3]	09/01/2034	15,062
15,000	CA Statewide CDA[2]	7.000		07/01/2022	14,998
3,000,000	CA Statewide CDA (Aspire Public Schools)[2]	6.000		07/01/2040	2,614,500
5,040,000	CA Statewide CDA (Berkeley Montessori School)[2]	7.250		10/01/2033	4,884,264
780,000	CA Statewide CDA (Citrus Gardens Apartments)[2]	6.500		07/01/2032	654,677
1,335,000	CA Statewide CDA (Citrus Gardens Apartments)[2]	9.000		07/01/2032	1,122,228
75,000	CA Statewide CDA (East Campus Apartments)[2]	5.625		08/01/2034	65,684
1,350,000	CA Statewide CDA (East Tabor Apartments)[2]	6.850		08/20/2036	1,418,432
50,000	CA Statewide CDA (Eastfield Ming Quong)[2]	5.500		06/01/2012	50,127
1,250,000	CA Statewide CDA (Enloe Medical Center)[2]	6.250		08/15/2033	1,232,875
5,000,000	CA Statewide CDA (Fairfield Apartments)[5,6]	7.250		01/01/2035	1,992,550
20  | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Principal
Amount		Coupon		Maturity	Value

California Continued
$60,000	CA Statewide CDA (GP Steinbeck)	5.492%[3]		03/20/2022	$31,554
1,000,000	CA Statewide CDA (Huntington Park Charter School)[2]	5.250		07/01/2042	700,800
1,145,000	CA Statewide CDA (International School Peninsula)[2]	5.000		11/01/2025	925,423
1,000,000	CA Statewide CDA (International School Peninsula)[2]	5.000		11/01/2029	764,440
65,000	CA Statewide CDA (Lincoln Apartments)[2]	5.350		09/20/2036	62,286
2,750,000	CA Statewide CDA (Live Oak School)[2]	6.750		10/01/2030	2,548,535
5,810,000	CA Statewide CDA (Marin Montessori School)[2]	7.000		10/01/2033	5,464,828
2,141,800	CA Statewide CDA (Microgy Holdings)[5,6]	9.000		12/01/2038	123,154
6,240,000	CA Statewide CDA (Mountain Shadows Community)[2]	5.000		07/01/2031	4,332,994
1,400,000	CA Statewide CDA (Napa Valley Hospice)[2]	7.000		01/01/2034	1,177,218
1,385,000	CA Statewide CDA (Notre Dame de Namur University)[2]	6.500		10/01/2023	1,277,067
4,635,000	CA Statewide CDA (Notre Dame de Namur University)[2]	6.625		10/01/2033	4,033,841
30,000	CA Statewide CDA (Quail Ridge Apartments)[2]	5.375		07/01/2032	22,062
1,335,000	CA Statewide CDA (Quail Ridge Apartments)[2]	6.500		07/01/2032	1,031,675
1,965,000	CA Statewide CDA (Quail Ridge Apartments)[2]	9.000		07/01/2032	1,563,590
425,000	CA Statewide CDA (Rio Bravo)[2]	6.500		12/01/2018	373,099
220,000	CA Statewide CDA (Stonehaven Student Hsg.)[2]	5.875		07/01/2032	182,776
15,000	CA Statewide CDA (Sutter Health Obligated Group)[2]	5.500		08/15/2034	14,060
1,500,000	CA Statewide CDA COP (Children’s Hospital of Los Angeles)[2]	5.000		08/15/2047	1,116,240
60,000	CA Statewide CDA COP (Children’s Hospital of Los Angeles)[2]	5.250		08/15/2029	51,811
165,000	CA Statewide CDA COP (Internext Group)[2]	5.375		04/01/2030	139,847
245,000	CA Statewide CDA Special Tax Community Facilities District No. 97	6.842	[3]	09/01/2022	98,644
9,690,000	CA Statewide CDA, Series A2	5.150		09/02/2037	6,548,890
5,980,000	CA Statewide CDA, Series B2	6.250		09/02/2037	4,800,864
45,175,000	CA Statewide Financing Authority Tobacco Settlement	6.375	[3]	06/01/2046	910,728
220,000,000	CA Statewide Financing Authority Tobacco Settlement	7.876	[3]	06/01/2055	1,102,200
7,975,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[2]	6.000		05/01/2037	6,086,759
25,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[2]	6.000		05/01/2037	19,081
20,010,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[2]	6.000		05/01/2043	14,934,464
15,965,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[2]	6.000		05/01/2043	11,915,478
1,360,000	CA Valley Sanitation District[2]	5.200		09/02/2030	998,077
100,000	CA Western Hills Water District Special Tax[2]	5.000		09/01/2014	82,839
25,000	CA Western Hills Water District Special Tax[2]	5.200		09/01/2019	16,540
21  |  OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

California Continued
$25,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)[2]	5.700%	09/01/2011	$24,345
105,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)[2]	6.000	09/01/2024	64,972
4,495,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)[2]	6.125	09/01/2031	2,526,774
300,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)[2]	6.700	09/01/2020	216,852
90,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)[2]	6.750	09/01/2022	62,525
3,695,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)[2]	6.875	09/01/2031	2,289,237
10,000	CA William S. Hart Joint School Financing Authority[2]	5.600	09/01/2023	10,005
10,000	CA William S. Hart Union School District[2]	6.000	09/01/2033	8,771
2,500,000	Calexico, CA Community Facilities District No. 2005-1 Special Tax (Hearthstone)[2]	5.500	09/01/2036	819,350
2,325,000	Calexico, CA Community Facilities District No. 2005-1 Special Tax (Hearthstone)[2]	5.550	09/01/2036	762,065
25,000	Campbell, CA (Civic Center) COP[2]	5.125	10/01/2019	25,078
75,000	Campbell, CA (Civic Center) COP[2]	5.250	10/01/2028	74,998
25,000	Carlsbad, CA Improvement Bond Act 1915[2]	5.500	09/02/2028	21,809
100,000	Carson, CA Public Financing Authority (Remediation)[2]	6.500	10/01/2036	101,209
1,500,000	Carson, CA Redevel. Agency Tax Allocation[2]	7.000	10/01/2036	1,580,895
4,510,000	Castaic, CA Union School District Community Facilities District No. 92-1[2]	9.000	10/01/2019	4,527,679
45,000	Chino, CA Community Facilities District Special Tax[2]	5.950	09/01/2033	37,460
1,000,000	Chino, CA Community Facilities District Special Tax No. 2005-1[2]	5.000	09/01/2023	727,030
1,625,000	Chino, CA Community Facilities District Special Tax No. 2005-1[2]	5.000	09/01/2027	1,090,343
2,175,000	Chowchilla, CA Community Facilities Sales Tax District[2]	5.000	09/01/2037	1,465,841
1,510,000	Chowchilla, CA Redevel. Agency[2]	5.000	08/01/2037	1,055,883
2,000,000	Chula Vista, CA Industrial Devel. (San Diego Gas & Electric Company)[2]	5.875	01/01/2034	2,053,460
1,775,000	Colton, CA Community Facilities District Special Tax[2]	7.500	09/01/2020	1,775,568
3,715,000	Compton, CA Community College District[2]	6.750	08/01/2034	3,724,510
3,000,000	Compton, CA Community Redevel. Tax Allocation[2]	6.000	08/01/2042	2,588,490
7,250,000	Compton, CA Water[2]	6.000	08/01/2039	6,760,263
5,000	Contra Costa County, CA Public Financing Authority Tax Allocation[2]	5.850	08/01/2033	4,157
4,870,000	Corcoran, CA Hospital District[2]	8.000	08/01/2034	5,105,075
980,000	Corona, CA Community Facilities District (Buchanan Street)[2]	5.150	09/01/2036	751,248
22  |  OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Principal
Amount		Coupon	Maturity	Value

California Continued
$985,000	Daly City, CA Hsg. Devel. Finance Agency (Third Tier Francsican)[2]	6.500%	12/15/2047	$801,682
1,855,000	Desert Hot Springs, CA Community Facilities District Special Tax[2]	6.375	09/01/2038	1,636,462
3,725,000	Desert Hot Springs, CA Redevel. Agency Tax Allocation[2]	7.375	09/01/2039	3,952,635
35,000	Dixon, CA Sewer System COP[2]	5.750	09/01/2021	35,044
5,525,000	East Bay, CA Municipal Utility District (Water System)[2]	5.000	06/01/2037	5,536,492
200,000	Eastern CA Municipal Water District Community Facilities Special Tax[2]	5.000	09/01/2030	156,274
340,000	Eastern CA Municipal Water District Community Facilities Special Tax[2]	5.000	09/01/2037	253,215
200,000	Eastern CA Municipal Water District Community Facilities Special Tax[2]	5.100	09/01/2037	151,314
3,740,000	Eastern CA Municipal Water District Community Facilities Special Tax[2]	5.250	09/01/2035	2,616,691
50,000	Eastern CA Municipal Water District Community Facilities Special Tax (Barrington Heights)[2]	5.125	09/01/2035	38,402
1,500,000	Eastern CA Municipal Water District Community Facilities Special Tax (Crown Valley Village)[2]	5.625	09/01/2034	1,151,100
425,000	Eastern CA Municipal Water District Community Facilities Special Tax No. 2003-25[2]	5.000	09/01/2036	318,359
20,000	Eastern CA Municipal Water District Community Facilities Special Tax No. 2004-26[2]	5.000	09/01/2025	16,620
2,000,000	El Dorado County, CA Special Tax[2]	5.250	09/01/2035	1,399,300
25,000	Etiwanda, CA School District Special Tax[2]	5.400	09/01/2035	19,756
10,300,000	Etiwanda, CA School District Special Tax Community Facilities District No. 2004-2[2]	6.000	09/01/2037	8,156,673
1,000,000	Fairfield, CA Community Facilities District Special Tax (Fairfield Commons)[2]	6.875	09/01/2038	874,450
100,000	Fillmore, CA Public Financing (Central City Redevel.)[2]	5.500	06/01/2031	78,077
5,050,000	Folsom, CA Special Tax Community Facilities District No. 31[2]	5.000	09/01/2036	3,530,910
10,000	Folsom, CA Special Tax Community Facilities District No. 7[2]	6.000	09/01/2024	10,010
10,000	Fontana, CA Redevel. Agency (Jurupa Hills)[2]	5.500	10/01/2027	9,099
20,000	Fremont, CA Community Facilities District (Pacific Commons)[2]	6.250	09/01/2026	19,940
1,165,000	Heber, CA Public Utilities District (Heber Meadows)[2]	5.300	09/01/2035	834,105
1,020,000	Hemet, CA Unified School District[2]	5.100	09/01/2030	746,569
785,000	Hemet, CA Unified School District[2]	5.125	09/01/2036	603,987
1,285,000	Hemet, CA Unified School District[2]	5.125	09/01/2037	894,296
1,505,000	Hemet, CA Unified School District[2]	5.250	09/01/2035	1,186,226
23  |  OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

California Continued
$1,155,000	Hemet, CA Unified School District Community Facilities District No. 2005-3[2]	5.375%	09/01/2026	$919,842
2,835,000	Hemet, CA Unified School District Community Facilities District No. 2005-3[2]	5.750	09/01/2039	2,175,919
60,000	Hemet, CA Unified School District Community Facilities District Special Tax[2]	5.625	09/01/2035	50,229
30,000	Hesperia, CA Improvement Bond Act 1915[2]	8.500	09/02/2024	30,068
1,360,000	Hesperia, CA Public Financing Authority, Tranche A2	6.250	09/01/2035	1,135,967
3,360,000	Hesperia, CA Public Financing Authority, Tranche B2	6.250	09/01/2035	2,806,507
3,340,000	Hesperia, CA Public Financing Authority, Tranche C2	6.250	09/01/2035	2,789,802
1,065,000	Hesperia, CA Unified School District[2]	5.000	09/01/2030	837,836
1,700,000	Hesperia, CA Unified School District[2]	5.000	09/01/2037	1,275,765
50,000	Hesperia, CA Unified School District[2]	5.200	09/01/2035	39,121
1,430,000	Imperial County, CA Community Facilities District No. 2004-2 Special Tax[2]	5.900	09/01/2037	917,645
870,000	Imperial County, CA Special Tax[2]	5.000	09/01/2026	653,701
1,070,000	Imperial County, CA Special Tax[2]	5.000	09/01/2037	721,127
3,385,000	Imperial County, CA Special Tax[2]	5.000	09/01/2037	2,281,321
2,215,000	Indio, CA Community Facilities District Special Tax[2]	5.250	09/01/2027	1,776,807
1,000,000	Indio, CA Community Facilities District Special Tax[2]	5.250	09/01/2036	763,030
2,500,000	Indio, CA Community Facilities District Special Tax[2]	5.250	09/01/2036	1,861,600
285,000	Indio, CA Community Facilities District Special Tax (Sonora Wells)[2]	5.000	09/01/2020	253,907
300,000	Indio, CA Community Facilities District Special Tax (Sonora Wells)[2]	5.000	09/01/2021	261,552
625,000	Indio, CA Community Facilities District Special Tax (Sonora Wells)[2]	5.050	09/01/2026	493,381
2,805,000	Indio, CA Community Facilities District Special Tax (Sonora Wells)[2]	5.125	09/01/2036	2,036,682
35,000	Indio, CA Hsg. (Olive Court Apartments)[2]	6.375	12/01/2026	34,994
25,000	Indio, CA Improvement Bond Act 1915 Assessment District No. 2002-2[2]	6.125	09/02/2027	22,780
1,995,000	Indio, CA Improvement Bond Act 1915 Assessment District No. 2003-03[2]	6.125	09/02/2029	1,760,268
25,000	Indio, CA Improvement Bond Act 1915 Assessment District No. 2003-5 (Sunburst)[2]	5.875	09/02/2029	21,771
354,105,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	8.000[3]	06/01/2057	793,195
3,195,000	Ione, CA Special Tax Community Facilities District 2005-2-A2	6.000	09/01/2036	2,366,728
10,000	Irvine, CA Improvement Bond Act 1915[2]	5.625	09/02/2024	9,437
30,000	Jurupa, CA Community Services District Special Tax[2]	5.000	09/01/2036	23,224
24  |  OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Principal
Amount		Coupon	Maturity	Value

California Continued
$650,000	Jurupa, CA Community Services District Special Tax (Eastvale Area)[2]	6.375%	09/01/2033	$601,419
500,000	Jurupa, CA Community Services District Special Tax Community Facilities District No. 38[2]	6.375	09/01/2040	450,295
110,000	Jurupa, CA Public Financing Authority[2]	6.000	09/01/2032	96,511
2,575,000	Jurupa, CA Public Financing Authority[2]	6.125	09/01/2040	2,240,585
1,140,000	Jurupa, CA Public Financing Authority[2]	6.125	09/01/2040	991,948
50,000	King, CA Community Devel. Agency Tax Allocation (King City Redevel.)	6.750	09/01/2016	50,056
20,000	Kingsburg, CA Public Financing Authority[2]	8.000	09/15/2021	20,016
5,000,000	La Verne, CA COP (Bethren Hillcrest Homes)[2]	5.600	02/15/2033	4,003,150
2,000,000	La Verne, CA COP (Bethren Hillcrest Homes)[2]	6.625	02/15/2025	1,932,700
645,000	Lake Berryessa, CA Resort Improvement District[2]	5.250	09/02/2017	532,596
1,440,000	Lake Berryessa, CA Resort Improvement District[2]	5.500	09/02/2027	1,007,050
2,410,000	Lake Berryessa, CA Resort Improvement District[2]	5.550	09/02/2037	1,524,711
2,020,000	Lake Elsinore, CA Community Facilities District No. 2006-2 Special Tax (Viscaya)[2]	5.400	09/01/2036	1,597,941
120,000	Lake Elsinore, CA Public Financing Authority (Canyon Hills)[2]	5.875	09/01/2027	104,323
245,000	Lake Elsinore, CA Public Financing Authority (Canyon Hills)[2]	5.875	09/01/2028	210,712
155,000	Lake Elsinore, CA Public Financing Authority (Canyon Hills)[2]	6.000	09/01/2029	134,104
200,000	Lake Elsinore, CA Public Financing Authority (Canyon Hills)[2]	6.000	09/01/2030	172,186
2,050,000	Lake Elsinore, CA Public Financing Authority (Canyon Hills)[2]	6.250	09/01/2040	1,759,720
2,575,000	Lake Elsinore, CA Special Tax[2]	5.150	09/01/2036	1,876,918
920,000	Lake Elsinore, CA Special Tax[2]	5.200	09/01/2026	757,500
2,800,000	Lake Elsinore, CA Special Tax[2]	5.250	09/01/2037	2,125,116
1,150,000	Lake Elsinore, CA Special Tax[2]	5.350	09/01/2036	897,058
1,210,000	Lake Elsinore, CA Special Tax[2]	5.350	09/01/2036	943,861
2,000,000	Lake Elsinore, CA Special Tax[2]	5.450	09/01/2036	1,594,520
1,170,000	Lake Elsinore, CA Unified School District[2]	5.000	09/01/2037	832,946
3,430,000	Lake Elsinore, CA Unified School District[2]	5.350	09/01/2035	2,073,469
1,220,000	Lake Elsinore, CA Unified School District[2]	5.350	09/01/2035	928,298
1,435,000	Lake Elsinore, CA Unified School District[2]	5.400	09/01/2035	1,140,854
350,000	Lake Elsinore, CA Unified School District Community Facilities District Special Tax No. 2006-4[2]	5.625	09/01/2040	297,668
1,100,000	Lake Elsinore, CA Unified School District Community Facilities District Special Tax No. 2006-6[2]	5.900	09/01/2037	939,631
25  |  OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

California Continued
$1,275,000	Lake Elsinore, CA Unified School District Community Facilities District Special Tax No.2005-7[2]	6.250%	09/01/2040	$1,153,212
1,670,000	Lancaster, CA Redevel. Agency Tax Allocation (Comb Redevel.)[2]	6.875	08/01/2034	1,717,528
1,010,000	Lancaster, CA Redevel. Agency Tax Allocation (Comb Redevel.)[2]	6.875	08/01/2039	1,036,098
20,000	Lathrop, CA Financing Authority (Water Supply)[2]	5.600	06/01/2018	20,080
10,000	Lathrop, CA Financing Authority (Water Supply)[2]	5.700	06/01/2019	10,005
800,000	Lathrop, CA Financing Authority (Water Supply)[2]	6.000	06/01/2035	707,896
1,675,000	Lathrop, CA Improvement Bond Act 1915 (Mossdale Village)[2]	5.100	09/02/2035	1,219,233
50,000	Lathrop, CA Improvement Bond Act 1915 (Mossdale Village)[2]	6.000	09/02/2022	46,901
20,000	Lathrop, CA Improvement Bond Act 1915 (Mossdale Village)[2]	6.125	09/02/2028	17,602
60,000	Lathrop, CA Improvement Bond Act 1915 (Mossdale Village)[2]	6.125	09/02/2033	51,369
4,395,000	Lathrop, CA Special Tax Community Facilities District No. 03-2[2]	7.000	09/01/2033	4,002,307
475,000	Lathrop, CA Special Tax Community Facilities District No. 06-1[5,6]	5.000	09/01/2015	189,288
445,000	Lathrop, CA Special Tax Community Facilities District No. 06-1[5,6]	5.000	09/01/2016	177,333
670,000	Lathrop, CA Special Tax Community Facilities District No. 06-1[5,6]	5.125	09/01/2017	266,995
800,000	Lathrop, CA Special Tax Community Facilities District No. 06-1[5,6]	5.125	09/01/2018	318,800
1,015,000	Lathrop, CA Special Tax Community Facilities District No. 06-1[5,6]	5.200	09/01/2019	404,478
505,000	Lathrop, CA Special Tax Community Facilities District No. 06-1[5,6]	5.250	09/01/2021	201,243
5,680,000	Lathrop, CA Special Tax Community Facilities District No. 06-1[5,6]	5.300	09/01/2026	2,263,480
32,305,000	Lathrop, CA Special Tax Community Facilities District No. 06-1[5,6]	5.375	09/01/2036	12,873,543
635,000	Lincoln, CA Special Tax[2]	5.000	09/01/2026	462,896
1,315,000	Lincoln, CA Special Tax[2]	5.000	09/01/2036	851,410
150,000	Long Beach, CA Bond Finance Authority (Redevel. Hsg. & Gas Utilities)[2]	5.000	08/01/2025	131,964
5,000,000	Long Beach, CA Bond Finance Authority Natural Gas[2]	5.500	11/15/2037	4,551,000
2,075,000	Los Angeles, CA Community Devel. Agency (Adelante Eastside Redevel.)[2]	6.500	09/01/2039	1,934,108
1,575,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)[2]	5.000	12/01/2026	1,284,066
26  |  OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Principal
Amount		Coupon	Maturity	Value

California Continued
$1,000,000	Los Angeles, CA Hsg. Auth. (Property Acquisition)[2]	6.000%	06/01/2029	$980,740
500,000	Los Angeles, CA Hsg. Auth. (Property Acquisition)[2]	6.375	06/01/2039	489,365
1,500,000	Los Angeles, CA IDA (Santee Court Parking Facility)	5.000	12/01/2020	859,140
1,100,000	Los Angeles, CA IDA (Santee Court Parking Facility)	5.000	12/01/2027	608,003
4,000,000	Los Angeles, CA Municipal Improvement Corp. (Real Property)[2]	6.000	09/01/2039	4,113,120
2,500,000	Los Angeles, CA Unified School District[2]	5.000	07/01/2029	2,379,900
20,000	Los Banos, CA COP	6.000	12/01/2019	19,557
1,605,000	Los Banos, CA Redevel. Agency Tax Allocation[2]	5.000	09/01/2036	1,156,900
85,000	Madera County, CA COP (Valley Children’s Hospital)[2]	5.750	03/15/2028	80,011
925,000	Madera, CA Special Tax[2]	5.000	09/01/2036	593,406
10,000	Manteca, CA Unified School District Special Tax Community Facilities District No. 89[2]	5.400	09/01/2023	8,345
1,375,000	Mendota, CA Joint Powers Financing Authority Wastewater[2]	5.150	07/01/2035	962,803
100,000	Menifee, CA Union School District Special Tax[2]	5.000	09/01/2022	79,217
915,000	Menifee, CA Union School District Special Tax[2]	5.200	09/01/2030	637,956
400,000	Menifee, CA Union School District Special Tax[2]	5.200	09/01/2035	310,664
500,000	Menifee, CA Union School District Special Tax[2]	5.250	09/01/2035	336,125
2,930,000	Merced, CA Special Tax[2]	5.000	09/01/2036	1,758,645
500,000	Merced, CA Special Tax[2]	5.100	09/01/2035	307,170
3,015,000	Modesto, CA Special Tax Community Facilities District No. 4[2]	5.150	09/01/2036	2,075,285
3,000,000	Montebello, CA Community Redevel. Agency (Montebello Hills Redevel.)[2]	8.100	03/01/2027	3,169,590
1,250,000	Moreno Valley, CA Special Tax Community Facilities District No. 5[2]	5.000	09/01/2037	842,438
25,000	Moreno Valley, CA Unified School District Community Facilities District[2]	5.100	09/01/2028	19,936
1,475,000	Moreno Valley, CA Unified School District Community Facilities District[2]	5.150	09/01/2035	1,174,336
680,000	Moreno Valley, CA Unified School District Community Facilities District[2]	5.200	09/01/2036	542,647
750,000	Moreno Valley, CA Unified School District Community Facilities District Special Tax No. 2004-3[2]	5.000	09/01/2037	530,655
10,000	Murrieta, CA Community Facilities District Special Tax (Bluestone)[2]	6.300	09/01/2031	8,827
240,000	Murrieta, CA Community Facilities District Special Tax (Meadowlane/Amberwalk)[2]	5.125	09/01/2035	184,327
25,000	Murrieta, CA Community Facilities District Special Tax (Murrieta Springs)[2]	5.375	09/01/2029	20,320
35,000	Murrieta, CA Valley Unified School District Special Tax[2]	5.250	09/01/2037	24,695
27 |  OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

California Continued
$370,000	Murrieta, CA Valley Unified School District Special Tax[2]	5.375%		09/01/2026	$293,240
1,355,000	Murrieta, CA Valley Unified School District Special Tax[2]	5.450		09/01/2038	983,798
25,000	Murrieta, CA Water Public Financing Authority[2]	6.600		10/01/2016	25,051
2,000,000	Newport Beach, CA (Hoag Memorial Hospital Presbyterian)[7]	6.000		12/01/2040	2,001,380
2,000,000	Norco, CA Redevel. Agency Tax Allocation[2]	6.000		03/01/2036	1,838,840
23,675,000	Northern CA Tobacco Securitization Authority (TASC)[2]	5.500		06/01/2045	14,862,928
157,335,000	Northern CA Tobacco Securitization Authority (TASC)	6.700	[3]	06/01/2045	2,896,537
45,000	Northern, CA Inyo County Local Hospital District[2]	5.300		12/01/2028	33,133
2,000,000	Northern, CA Inyo County Local Hospital District[2]	6.375		12/01/2025	1,931,980
1,000,000	Oak Valley, CA Hospital District[2]	7.000		11/01/2035	954,740
10,000	Oakdale, CA Public Financing Authority Tax Allocation (Central City Redevel.)[2]	6.100		06/01/2027	8,501
1,000,000	Oakland, CA GO2	6.000		01/15/2034	1,020,220
250,000	Oakland, CA GO2	6.250		01/15/2039	258,205
1,000,000	Oakland, CA Unified School District[2]	6.125		08/01/2029	1,003,940
250,000	Oakland, CA Unified School District[2]	6.500		08/01/2022	271,583
250,000	Oakland, CA Unified School District[2]	6.500		08/01/2023	268,673
250,000	Oakland, CA Unified School District[2]	6.500		08/01/2024	265,713
900,000	Oakley, CA Public Finance Authority[2]	5.200		09/02/2026	730,053
3,000,000	Oakley, CA Public Finance Authority[2]	5.250		09/02/2036	2,247,480
3,215,000	Olivehurst, CA Public Utilities District (Plumas Lake Community Facilities District)[2]	7.625		09/01/2038	2,830,325
2,000,000	Orange, CA Community Facilities District Special Tax (Del Rio Public Improvements)[2]	6.000		10/01/2040	1,792,200
440,000	Palm Desert, CA Financing Authority	5.050	[3]	08/01/2015	354,367
390,000	Palm Desert, CA Financing Authority	5.100	[3]	08/01/2016	293,576
230,000	Palm Desert, CA Financing Authority	5.650	[3]	04/01/2018	151,807
1,020,000	Palm Desert, CA Financing Authority	5.650	[3]	08/01/2018	656,992
265,000	Palm Desert, CA Financing Authority	5.750	[3]	04/01/2019	161,857
1,165,000	Palm Desert, CA Financing Authority	5.750	[3]	08/01/2019	693,536
305,000	Palm Desert, CA Financing Authority	5.850	[3]	04/01/2020	170,791
1,310,000	Palm Desert, CA Financing Authority	5.850	[3]	08/01/2020	714,893
340,000	Palm Desert, CA Financing Authority	5.950	[3]	04/01/2021	175,440
1,450,000	Palm Desert, CA Financing Authority	5.950	[3]	08/01/2021	729,698
380,000	Palm Desert, CA Financing Authority	6.000	[3]	04/01/2022	178,733
1,605,000	Palm Desert, CA Financing Authority	6.000	[3]	08/01/2022	737,048
395,000	Palm Desert, CA Financing Authority	6.010	[3]	04/01/2023	170,518
1,755,000	Palm Desert, CA Financing Authority	6.010	[3]	08/01/2023	738,592
410,000	Palm Desert, CA Financing Authority	6.020	[3]	04/01/2024	159,777
28 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Principal
Amount		Coupon		Maturity	Value

California Continued
$1,910,000	Palm Desert, CA Financing Authority	6.020%[3]		08/01/2024	$725,724
430,000	Palm Desert, CA Financing Authority	6.030	[3]	04/01/2025	154,340
2,070,000	Palm Desert, CA Financing Authority	6.030	[3]	08/01/2025	724,583
445,000	Palm Desert, CA Financing Authority	6.040	[3]	04/01/2026	145,675
2,235,000	Palm Desert, CA Financing Authority	6.040	[3]	08/01/2026	713,904
465,000	Palm Desert, CA Financing Authority	6.050	[3]	04/01/2027	139,667
1,400,000	Palm Desert, CA Financing Authority	6.050	[3]	08/01/2027	410,200
480,000	Palm Desert, CA Financing Authority	6.060	[3]	04/01/2028	132,293
1,415,000	Palm Desert, CA Financing Authority	6.060	[3]	08/01/2028	380,352
500,000	Palm Desert, CA Financing Authority	6.070	[3]	04/01/2029	126,725
1,370,000	Palm Desert, CA Financing Authority	6.070	[3]	08/01/2029	338,596
520,000	Palm Desert, CA Financing Authority	6.080	[3]	04/01/2030	114,780
1,430,000	Palm Desert, CA Financing Authority	6.080	[3]	08/01/2030	307,450
540,000	Palm Desert, CA Financing Authority	6.090	[3]	04/01/2031	109,096
1,495,000	Palm Desert, CA Financing Authority	6.090	[3]	08/01/2031	294,156
560,000	Palm Desert, CA Financing Authority	6.100	[3]	04/01/2032	103,874
1,560,000	Palm Desert, CA Financing Authority	6.100	[3]	08/01/2032	281,783
580,000	Palm Desert, CA Financing Authority	6.100	[3]	04/01/2033	99,354
1,625,000	Palm Desert, CA Financing Authority	6.100	[3]	08/01/2033	271,066
590,000	Palm Desert, CA Financing Authority	6.100	[3]	04/01/2034	93,126
1,705,000	Palm Desert, CA Financing Authority	6.100	[3]	08/01/2034	262,059
2,075,000	Palm Desert, CA Financing Authority	6.100	[3]	08/01/2035	293,799
5,000,000	Palm Desert, CA Improvement Bond Act 1915[2]	5.100		09/02/2037	3,135,000
3,000,000	Palm Desert, CA Special Tax Community Facilities District No. 2005-1[2]	5.150		09/01/2027	2,230,980
9,000,000	Palm Desert, CA Special Tax Community Facilities District No. 2005-1[2]	5.200		09/01/2037	6,131,340
2,335,000	Palm Desert, CA Special Tax Community Facilities District No. 2005-1-A2	5.250		09/01/2026	1,782,306
2,000,000	Palm Desert, CA Special Tax Community Facilities District No. 2005-1-A2	5.450		09/01/2032	1,467,620
3,000,000	Palm Desert, CA Special Tax Community Facilities District No. 2005-1-A2	5.500		09/01/2036	2,158,110
120,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs International Airport)[2]	5.450		07/01/2020	106,714
490,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs International Airport)[2]	5.550		07/01/2028	411,458
250,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs International Airport)[2]	6.400		07/01/2023	226,140
505,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs International Airport)[2]	6.500		07/01/2027	451,177
29 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

California Continued
$85,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs Regional Airport)[2]	5.250%	01/01/2022	$85,007
10,000	Palm Springs, CA Improvement Bond Act 1915[2]	5.550	09/02/2023	8,696
1,355,000	Palmdale, CA Community Facilities District Special Tax[2]	5.400	09/01/2035	1,026,819
6,460,000	Palmdale, CA Community Facilities District Special Tax[2]	6.125	09/01/2037	5,235,378
5,435,000	Palmdale, CA Community Facilities District Special Tax[2]	6.250	09/01/2035	4,539,692
500,000	Palmdale, CA Elementary School District Special Tax Community Facilities District No. 90-1[2]	5.700	08/01/2018	503,255
20,000	Palo Alto, CA Improvement Bond Act 1915 (University Ave. Area)[2]	5.750	09/02/2022	19,537
1,365,000	Perris, CA Community Facilities District Special Tax[2]	5.300	09/01/2035	1,090,990
2,025,000	Perris, CA Community Facilities District Special Tax (Amber Oaks)[2]	6.000	09/01/2034	1,805,470
2,500,000	Perris, CA Community Facilities District Special Tax (Chaparral Ridge)[2]	6.250	09/01/2033	2,307,175
2,110,000	Perris, CA Community Facilities District Special Tax (Harmony Grove)[2]	5.300	09/01/2035	1,686,439
10,000	Perris, CA Community Facilities District Special Tax (May Farms)[2]	5.100	09/01/2030	8,018
120,000	Perris, CA Community Facilities District Special Tax (May Farms)[2]	5.150	09/01/2035	93,773
1,260,000	Perris, CA Community Facilities District Special Tax No. 2001[2]	5.000	09/01/2037	902,588
1,270,000	Perris, CA Community Facilities District Special Tax, Series A2	5.750	09/01/2035	1,092,848
2,500,000	Perris, CA Community Facilities District Special Tax, Series B2	6.000	09/01/2034	2,228,975
140,000	Perris, CA Public Financing Authority[2]	5.000	09/01/2017	135,870
85,000	Perris, CA Public Financing Authority[2]	5.100	09/01/2018	80,985
2,000,000	Perris, CA Public Financing Authority[2]	5.350	10/01/2036	1,512,720
10,000	Perris, CA Public Financing Authority, Series A2	6.000	09/01/2023	9,649
80,000	Perris, CA Public Financing Authority, Series A2	6.125	09/01/2034	72,479
1,815,000	Perris, CA Public Financing Authority, Series A2	6.250	09/01/2033	1,675,009
2,080,000	Perris, CA Public Financing Authority, Series A2	6.600	09/01/2038	1,823,910
2,035,000	Perris, CA Public Financing Authority, Series C2	6.200	09/01/2038	1,732,538
860,000	Perris, CA Public Financing Authority, Series D2	5.500	09/01/2024	744,640
7,600,000	Perris, CA Public Financing Authority, Series D2	5.800	09/01/2038	6,192,784
2,000,000	Pico Rivera, CA Public Financing Authority[2]	5.750	09/01/2039	1,929,280
25,000	Pleasant Hill, CA Special Tax Downtown Community Facilities District No. 1[2]	6.000	09/01/2032	20,291
500,000	Pomona, CA Public Financing Authority (Water Facilities)[2]	5.000	05/01/2047	422,410
50,000	Pomona, CA Unified School District[2]	6.150	08/01/2030	50,570
30 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Principal
Amount		Coupon		Maturity	Value

California Continued
$2,500,000	Port of Oakland, CA2	5.750%		11/01/2029	$2,385,350
125,000	Porterville, CA (Sewer Systems) COP[2]	5.400		10/01/2016	125,155
4,000,000	Poway, CA Unified School District Special Tax Community Facilities District No. 14[2]	5.250		09/01/2036	3,136,280
3,000,000	Ramona, CA Unified School District COP[2]	0.000	[4]	05/01/2032	2,360,250
25,000	Rancho Cordova, CA Community Facilities District Special Tax (Sunridge Anatolia)[2]	6.000		09/01/2033	21,675
20,000	Rancho Cordova, CA Community Facilities District Special Tax (Sunridge Anatolia)[2]	6.100		09/01/2037	17,346
600,000	Rancho Cucamonga, CA Community Facilities District Special Tax (Amador)[2]	5.000		09/01/2027	446,034
1,260,000	Rancho Cucamonga, CA Community Facilities District Special Tax (Amador)[2]	5.000		09/01/2037	849,177
13,550,000	Rancho Cucamonga, CA Community Facilities District Special Tax (Etiwanda)[2]	5.375		09/01/2036	9,757,355
570,000	Rancho Cucamonga, CA Community Facilities District Special Tax (Vintners)[2]	5.000		09/01/2027	452,968
1,120,000	Rancho Cucamonga, CA Community Facilities District Special Tax (Vintners)[2]	5.000		09/01/2037	817,466
2,600,000	Rancho Cucamonga, CA Community Facilities District Special Tax (Vintners)[2]	5.375		09/01/2036	1,872,260
20,000	Rancho Santa Fe, CA Community Services District Special Tax[2]	6.600		09/01/2023	19,697
10,000	Redding, CA Improvement Bond Act 1915 (Tierra Oaks Assessment District 1993-1)[2]	7.000		09/02/2012	9,767
490,000	Rialto, CA Special Tax Community Facilities District No. 2006-1[2]	5.250		09/01/2026	395,817
1,470,000	Rialto, CA Special Tax Community Facilities District No. 2006-1[2]	5.350		09/01/2036	1,105,616
25,000	Richgrove, CA School District[2]	6.375		07/01/2018	25,001
2,000,000	Richmond, CA Joint Powers Financing Authority (Civic Center)[2]	5.750		08/01/2029	2,018,060
2,660,000	Richmond, CA Joint Powers Financing Authority (Westridge Hilltop Apartments)[2]	5.000		12/15/2026	2,247,328
1,165,000	Richmond, CA Joint Powers Financing Authority (Westridge Hilltop Apartments)[2]	5.000		12/15/2033	914,327
2,500,000	Ridgecrest, CA Redevel. Agency (Ridgecrest Redevel.)[2]	6.250		06/30/2037	2,313,500
10,530,000	Rio Hondo, CA Community College District	0.000	[4]	08/01/2042	3,983,920
4,000,000	Rio Vista, CA Community Facilities District Special Tax No. 1[2]	5.125		09/01/2036	2,755,440
3,000,000	Rio Vista, CA Community Facilities District Special Tax No. 2004-1[2]	5.850		09/01/2035	2,313,360
15,065,000	River Islands, CA Public Financing Authority[2]	5.200		09/01/2037	9,213,603
31 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

California Continued
$100,000	River Islands, CA Public Financing Authority[2]	6.000%	09/01/2027	$75,659
25,000	River Islands, CA Public Financing Authority[2]	6.000	09/01/2035	17,640
700,000	Riverbank, CA Redevel. Agency (Riverbank Reinvestment)	5.000	08/01/2032	453,929
6,585,000	Riverside County, CA Community Facilities District (Scott Road)[2]	7.250	09/01/2038	5,997,420
25,000	Riverside County, CA Community Facilities District Special Tax[2]	5.600	09/01/2019	23,284
1,725,000	Riverside, CA (Recovery Zone Facility) COP[2]	5.500	03/01/2040	1,589,829
1,500,000	Riverside, CA Improvement Bond Act 1915 (Hunter Park Assessment District)[2]	5.200	09/02/2036	1,088,565
135,000	Riverside, CA Improvement Bond Act 1915 (Sycamore Canyon Assessment District)[2]	8.500	09/02/2012	135,513
1,000,000	Riverside, CA Special Tax Community Facilities District No. 92-1, Series A2	5.300	09/01/2034	776,840
25,000	Riverside, CA Unified School District[2]	5.500	09/01/2032	20,662
1,385,000	Riverside, CA Unified School District Special Tax Community Facilities District No. 12[2]	8.500	09/01/2038	1,397,936
355,000	Riverside, CA Unified School District Special Tax Community Facilities District No. 15[2]	6.500	09/01/2029	328,364
1,070,000	Riverside, CA Unified School District Special Tax Community Facilities District No. 15[2]	6.750	09/01/2039	994,854
25,000	Romoland, CA School District Special Tax[2]	5.250	09/01/2035	19,560
1,995,000	Romoland, CA School District Special Tax[2]	5.375	09/01/2038	1,520,609
1,115,000	Roseville, CA Special Tax (Diamond Creek)[2]	5.000	09/01/2026	609,671
4,850,000	Roseville, CA Special Tax (Diamond Creek)[2]	5.000	09/01/2037	2,236,432
3,445,000	Roseville, CA Special Tax (Stone Point)[2]	5.250	09/01/2036	1,834,910
60,000	Sacramento, CA Health Facility (Center for Aids Research Education & Services)[2]	5.300	01/01/2024	58,223
15,000	Sacramento, CA Special Tax (North Natomas Community Facilities)[2]	6.000	09/01/2033	13,418
1,515,000	San Bernardino County, CA Redevel. Agency Tax Allocation (San Sevaine Redevel.)[2]	5.000	09/01/2025	1,229,983
1,850,000	San Bernardino, CA Joint Powers Financing Authority (Tax Allocation)[2]	6.625	04/01/2026	1,728,326
1,410,000	San Bernardino, CA Mountains Community Hospital District COP	5.000	02/01/2027	997,124
3,235,000	San Bernardino, CA Mountains Community Hospital District COP	5.000	02/01/2037	2,051,184
1,225,000	San Diego County, CA COP	5.700	02/01/2028	939,404
6,645,000	San Diego County, CA Redevel. Agency (Gillespie Field)[2]	5.750	12/01/2032	4,916,569
4,000,000	San Diego, CA Community College District[2]	5.000	05/01/2030	3,867,680
20,000	San Diego, CA Improvement Bond Act 1915[2]	6.200	09/02/2033	16,533
32 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Principal
Amount		Coupon	Maturity	Value

California Continued
$65,000	San Francisco, CA City & County Airports Commission[2]	5.000%	05/01/2030	$56,527
15,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[2]	5.250	01/01/2024	14,474
2,000,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)[2]	6.500	08/01/2039	2,049,120
1,500,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay South Redevel.)[2]	6.625	08/01/2039	1,500,870
500,000	San Francisco, CA City & County Redevel. Financing Authority (San Francisco Redevel.)[2]	6.500	08/01/2032	516,190
545,000	San Francisco, CA City & County Redevel. Financing Authority (San Francisco Redevel.)[2]	6.625	08/01/2039	562,849
1,090,000	San Gorgonio, CA Memorial Health Care District[2]	6.750	08/01/2022	1,184,558
1,040,000	San Gorgonio, CA Memorial Health Care District[2]	6.750	08/01/2023	1,123,200
6,500,000	San Gorgonio, CA Memorial Healthcare[2]	7.100	08/01/2033	6,869,460
6,490,000	San Jacinto, CA Financing Authority, Tranche A2	6.600	09/01/2033	4,756,391
6,345,000	San Jacinto, CA Financing Authority, Tranche B2	6.600	09/01/2033	4,650,124
6,530,000	San Jacinto, CA Financing Authority, Tranche C2	6.600	09/01/2033	4,776,303
250,000	San Jacinto, CA Unified School District Special[2]	5.750	09/01/2040	213,363
500,000	San Jacinto, CA Unified School District Special Tax[2]	5.100	09/01/2036	289,315
35,000	San Jose, CA Improvement Bond Act 1915[2]	5.875	09/02/2023	31,930
3,150,000	San Jose, CA Multifamily Hsg. (El Parador Apartments)[2]	6.200	01/01/2041	2,744,312
25,000	San Jose, CA Special Tax Community Facilities District No. 9 (Bailey Highway 101)[2]	6.600	09/01/2027	23,128
1,000,000	San Marcos, CA School Financing Authority[2]	5.000	08/15/2035	909,320
550,000	Santa Ana, CA Unified School District Special Tax[2]	5.100	09/01/2035	384,043
1,000,000	Santa Clara County, CA Hsg. Authority (Rivertown Apartments)[2]	5.850	08/01/2031	929,830
1,960,000	Santa Clara County, CA Hsg. Authority (Rivertown Apartments)[2]	6.000	08/01/2041	1,789,735
50,000	Santa Clarita, CA Community Facilities District Special Tax[2]	5.850	11/15/2032	43,265
8,395,000	Santa Cruz County, CA Redevel. Agency (Live Oak/Soquel Community)[2]	7.000	09/01/2036	8,844,804
5,535,000	Saugus, CA Union School District Community Facilities District No. 2006[2]	11.625	09/01/2038	6,226,709
1,670,000	Saugus, CA Union School District Community Facilities District No. 2006[2]	11.625	09/01/2038	1,878,700
10,000	Seaside, CA Redevel. Agency Tax Allocation[2]	5.375	08/01/2033	8,549
1,090,000	Shafter, CA Community Devel. Agency Tax Allocation[2]	5.400	11/01/2026	857,634
3,335,000	Shafter, CA Community Devel. Agency Tax Allocation[2]	5.450	11/01/2036	2,428,380
335,000	Soledad, CA Redevel. Agency (Soledad Redevel.)[2]	5.350	12/01/2028	310,632
5,000	Sonoma County, CA Community Redevel. Agency (Roseland)[2]	7.900	08/01/2013	5,109
33 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

California Continued
$2,000,000	South Bayside, CA Waste Management Authority (Shoreway Environmental)[2]	6.000%		09/01/2036	$1,952,640
4,500,000	Southern CA Metropolitan Water District[2]	5.000		07/01/2035	4,504,410
1,835,000	Southern CA Public Power Authority[2]	5.000		11/01/2033	1,607,038
470,000	Southern CA Public Power Authority[2]	5.250		11/01/2022	460,685
50,000	Southern CA Public Power Authority[2]	5.250		11/01/2023	48,682
250,000	Southern CA Public Power Authority[2]	5.250		11/01/2026	238,135
205,000	Southern CA Public Power Authority Natural Gas[2]	5.000		11/01/2028	186,595
165,000	Southern CA Public Power Authority Natural Gas[2]	5.000		11/01/2029	148,276
2,255,000	Southern CA Public Power Authority Natural Gas[2]	5.250		11/01/2027	2,134,583
9,000,000	Southern CA Tobacco Securitization Authority[2]	5.125		06/01/2046	5,382,180
97,775,000	Southern CA Tobacco Securitization Authority	7.100	[3]	06/01/2046	1,586,888
21,975,000	Southern CA Tobacco Securitization Authority (TASC)[2]	5.000		06/01/2037	14,481,305
15,000	Spreckels, CA Union School District	6.125		08/01/2018	15,071
1,935,000	Stockton, CA Community Facilities District[2]	6.125		09/01/2031	1,551,793
2,930,000	Stockton, CA Community Facilities District[2]	6.250		09/01/2037	2,320,501
2,000,000	Stockton, CA Community Facilities District (Arch Road East No. 99-02)[2]	5.875		09/01/2037	1,621,880
1,000,000	Stockton, CA Public Financing Authority, Series A2	5.250		09/01/2037	723,570
10,000	Suisun City, CA Public Financing Authority (Suisun City Redevel.)[2]	5.200		10/01/2028	8,538
15,000	Sulphur Springs, CA Unified School District Community Facilities District No. 2002-1-A2	6.000		09/01/2033	12,085
65,000	Susanville, CA Public Financing Authority[2]	7.750		09/01/2017	65,219
1,000,000	Susanville, CA Public Financing Authority (Utility Enterprises)[2]	5.500		06/01/2030	882,710
20,000	Temecula, CA Public Financing Authority Community Facilities District (Harveston)[2]	5.100		09/01/2036	14,916
990,000	Temecula, CA Public Financing Authority Community Facilities District (Roripaugh)[2]	4.900		09/01/2013	868,586
165,000	Temecula, CA Public Financing Authority Community Facilities District (Roripaugh)[2]	5.000		09/01/2014	137,886
740,000	Temecula, CA Public Financing Authority Community Facilities District (Roripaugh)[2]	5.050		09/01/2015	590,853
805,000	Temecula, CA Public Financing Authority Community Facilities District (Roripaugh)[2]	5.100		09/01/2016	615,431
8,000,000	Temecula, CA Public Financing Authority Community Facilities District (Roripaugh)[2]	5.450		09/01/2026	4,517,440
13,790,000	Temecula, CA Public Financing Authority Community Facilities District (Roripaugh)[2]	5.500		09/01/2036	6,808,123
4,560,000	Trinity County, CA COP	8.500		01/15/2026	3,965,011
50,000	Truckee-Donner, CA Public Utility District Special Tax[2]	6.100		09/01/2033	38,855
34 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Principal
Amount		Coupon		Maturity	Value

California Continued
$500,000	Tulare, CA Health Care District[2]	6.500%		08/01/2026	$532,680
630,000	Turlock, CA Health Facility (Emanuel Medical Center) COP[2]	5.000		10/15/2017	629,956
2,590,000	Turlock, CA Health Facility (Emanuel Medical Center) COP[2]	5.000		10/15/2022	2,321,806
305,000	Turlock, CA Health Facility (Emanuel Medical Center) COP[2]	5.125		10/15/2027	254,852
2,500,000	Turlock, CA Health Facility (Emanuel Medical Center) COP[2]	5.125		10/15/2037	1,924,400
60,000	Turlock, CA Public Financing Authority[2]	5.450		09/01/2024	56,977
35,000	Union City, CA Special Tax Community Facilities District No. 1997-1[2]	5.800		09/01/2028	28,504
15,000,000	University of California (Regents Medical Center)[2]	0.981	[8]	05/15/2047	7,789,800
100,000	Upland, CA Community Facilities District Special Tax (Colonies at San Antonio)[2]	5.900		09/01/2024	91,432
60,000	Upland, CA Community Facilities District Special Tax (Colonies at San Antonio)[2]	6.000		09/01/2024	52,317
95,000	Vacaville, CA Public Financing Authority[2]	5.400		09/01/2022	95,004
50,000	Valley Center-Pauma, CA Unified School District (Woods Valley Ranch)[2]	6.000		09/01/2033	40,283
1,595,000	Ventura County, CA Area Hsg. Authority (Mira Vista Senior Apartments)[2]	5.150		12/01/2031	1,200,142
50,000	Watsonville, CA Redevel. Agency Tax Allocation (Watsonville 2000 Redevel.)[2]	5.000		09/01/2024	44,678
1,000,000	West Fresno, CA Elementary School District[2]	6.600		05/01/2035	1,092,450
50,000	West Kern, CA Water District[2]	4.500		06/01/2025	43,750
145,000	West Patterson, CA Financing Authority Special Tax[2]	6.100		09/01/2032	115,390
1,000,000	Westside, CA Union School District[2]	5.250		09/01/2036	772,490
10,000	Woodland, CA Special Tax Community Facilities District No. 1[2]	6.000		09/01/2028	8,226
3,550,000	Yuba City, CA Redevel. Agency[2]	5.250		09/01/2039	2,556,817

					1,254,487,778
U.S. Possessions—8.5%
3,035,000	Northern Mariana Islands Ports Authority, Series A2	5.500		03/15/2031	2,418,622
1,695,000	Northern Mariana Islands Ports Authority, Series A	6.250		03/15/2028	1,171,872
3,700,000	Puerto Rico Aqueduct & Sewer Authority[2]	0.000	[4]	07/01/2024	3,642,761
3,100,000	Puerto Rico Aqueduct & Sewer Authority[2]	6.000		07/01/2038	2,917,689
1,000,000	Puerto Rico Commonwealth GO2	5.500		07/01/2021	1,004,280
23,500,000	Puerto Rico Highway & Transportation Authority, Series N2	0.733	[8]	07/01/2045	12,471,215
900,000	Puerto Rico Infrastructure (Mepsi Campus)[2]	6.500		10/01/2037	791,136
35 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

U.S. Possessions Continued
$6,055,000	Puerto Rico ITEMECF (Cogeneration Facilities)[2]	6.625%	06/01/2026	$6,059,360
40,340,000	Puerto Rico Port Authority (American Airlines), Series A	6.250	06/01/2026	33,386,191
25,000	Puerto Rico Port Authority (American Airlines), Series A	6.300	06/01/2023	21,268
4,825,000	Puerto Rico Public Buildings Authority[2]	6.750	07/01/2036	5,087,142
1,000,000	Puerto Rico Sales Tax Financing Corp., Series A2	5.750	08/01/2037	977,400
2,000,000	Puerto Rico Sales Tax Financing Corp., Series A2	6.500	08/01/2044	2,075,260
2,000,000	Puerto Rico Sales Tax Financing Corp., Series C2	6.000	08/01/2042	2,002,380
27,000,000	V.I. Public Finance Authority (Hovensa Coker)[2]	6.500	07/01/2021	26,756,958

				100,783,534
Total Investments, at Value (Cost $1,743,523,816)—114.8%				1,355,271,312
Liabilities in Excess of Other Assets—(14.8)				(174,715,767)

Net Assets—100.0%				$1,180,555,545

Footnotes to Statement of Investments

1.	Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently transferred to a trust. See Note 1 of the accompanying Notes.

2.	All or a portion of the security position has been segregated for collateral to cover borrowings. See Note 5 of the accompanying Notes.

3.	Zero coupon bond reflects effective yield on the date of purchase.

4.	Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

5.	Issue is in default. See Note 1 of the accompanying Notes.

6.	Non-income accruing security.

7.	When-issued security or delayed delivery to be delivered and settled after January 31, 2011. See Note 1 of the accompanying Notes.

8.	Represents the current interest rate for a variable or increasing rate security.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).
36 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of January 31, 2011 based on valuation input level:

		Level 2—
	Level 1—	Other	Level 3—
	Unadjusted	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes
California	$—	$1,254,487,778	$—	$1,254,487,778
U.S. Possessions	—	100,783,534	—	100,783,534

Total Assets	$—	$1,355,271,312	$—	$1,355,271,312

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
To simplify the listings of securities, abbreviations are used per the table below:

ABAG	Association of Bay Area Governments
CDA	Communities Devel. Authority
COP	Certificates of Participation
DRIVERS	Derivative Inverse Tax Exempt Receipts
GO	General Obligation
HFA	Housing Finance Agency
IDA	Industrial Devel. Agency
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
M-S-R	Modesto Irrigation District of the City of Santa Clara and the City of Redding
OCEAA	Orange County Educational Arts Academy
ROLs	Residual Option Longs
SJHCN	St. Joseph Home Care Network
SJHE	St. Joseph Hospital of Eureka
SJHO	St. Joseph Hospital of Orange
SJHS	St. Joseph Health System
TASC	Tobacco Settlement Asset-Backed Bonds
V.I.	United States Virgin Islands
See accompanying Notes to Financial Statements.
37 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
January 31, 2011

Assets
Investments, at value (cost $1,743,523,816)—see accompanying statement of investments	$1,355,271,312
Cash	625,179
Receivables and other assets:
Interest	25,822,937
Investments sold	19,352,088
Shares of beneficial interest sold	8,106,318
Other	110,634

Total assets	1,409,288,468

Liabilities
Payables and other liabilities:
Payable for short-term floating rate notes issued (See Note 1)	193,420,000
Payable on borrowings (See Note 5)	21,300,000
Investments purchased (including $1,980,600 purchased on a when-issued or delayed delivery basis)	7,930,311
Shares of beneficial interest redeemed	3,891,612
Dividends	1,500,496
Distribution and service plan fees	259,706
Trustees’ compensation	235,497
Shareholder communications	46,736
Transfer and shareholder servicing agent fees	42,962
Interest expense on borrowings	5,015
Other	100,588

Total liabilities	228,732,923

Net Assets	$1,180,555,545

Composition of Net Assets
Par value of shares of beneficial interest	$163,512
Additional paid-in capital	1,988,207,510
Accumulated net investment income	6,074,254
Accumulated net realized loss on investments	(425,637,227)
Net unrealized depreciation on investments	(388,252,504)

Net Assets	$1,180,555,545

38 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $900,719,611 and 124,681,622 shares of beneficial interest outstanding)	$7.22
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)	$7.58
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $19,728,753 and 2,728,129 shares of beneficial interest outstanding)	$7.23
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $259,525,712 and 36,021,376 shares of beneficial interest outstanding)	$7.20
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $581,469 and 80,536 shares of beneficial interest outstanding)	$7.22
See accompanying Notes to Financial Statements.
39 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended January 31, 2011

Investment Income
Interest	$57,184,199
Other income	1,404

Total investment income	57,185,603

Expenses
Management fees	3,196,490
Distribution and service plan fees:
Class A	1,365,755
Class B	117,297
Class C	1,544,452
Transfer and shareholder servicing agent fees:
Class A	195,498
Class B	14,432
Class C	77,833
Shareholder communications:
Class A	29,967
Class B	2,101
Class C	10,869
Interest expense and fees on short-term floating rate notes issued (See Note 1)	1,260,465
Borrowing fees	525,077
Interest expense on borrowings	17,753
Trustees’ compensation	12,682
Custodian fees and expenses	6,531
Administration service fees	750
Other	94,965

Total expenses	8,472,917
Less waivers and reimbursements of expenses	(44,083)

Net expenses	8,428,834

Net Investment Income	48,756,769

Realized and Unrealized Loss
Net realized loss on investments	(31,161,518)
Net change in unrealized appreciation/depreciation on investments	(101,957,444)
Net Decrease in Net Assets Resulting from Operations	$(84,362,193)

See accompanying Notes to Financial Statements.
40 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	January 31, 2011	July 30,
	(Unaudited)	2010[1]
Operations
Net investment income	$48,756,769	$100,901,281
Net realized loss	(31,161,518)	(68,482,045)
Net change in unrealized appreciation/depreciation	(101,957,444)	291,701,611

Net increase (decrease) in net assets resulting from operations	(84,362,193)	324,120,847

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(37,548,724)	(78,141,922)
Class B	(702,045)	(1,612,309)
Class C	(9,407,427)	(19,515,349)
Class Y	(12)	—

	(47,658,208)	(99,269,580)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(128,720,587)	74,012,049
Class B	(2,986,113)	(1,887,362)
Class C	(25,587,591)	24,526,102
Class Y	581,534	—

	(156,712,757)	96,650,789

Net Assets
Total increase (decrease)	(288,733,158)	321,502,056
Beginning of period	1,469,288,703	1,147,786,647

End of period (including accumulated net investment income of $6,074,254 and $4,975,693, respectively)	$1,180,555,545	$1,469,288,703

1.	July 30, 2010 represents the last business day of the Fund’s 2010 fiscal year.
See accompanying Notes to Financial Statements.
41 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF CASH FLOWS Unaudited
For the Six Months Ended January 31, 2011

Cash Flows from Operating Activities

Net decrease in net assets from operations	$(84,362,193)

Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(160,171,430)
Proceeds from disposition of investment securities	385,602,372
Short-term investment securities, net	27,520,072
Premium amortization	701,129
Discount accretion	(10,810,660)
Net realized loss on investments	31,161,518
Net change in unrealized appreciation/depreciation on investments	101,957,444
Change in assets:
Decrease in interest receivable	5,949,857
Decrease in other assets	162,804
Increase in receivable for securities sold	(9,218,965)
Change in liabilities:
Decrease in other liabilities	(70,137)
Decrease in payable for securities purchased	(18,962,474)

Net cash provided by operating activities	269,459,337

Cash Flows from Financing Activities

Proceeds from bank borrowings	209,900,000
Payments on bank borrowings	(197,000,000)
Payments on short-term floating rate notes issued	(75,423,000)
Proceeds from shares sold	152,585,521
Payments on shares redeemed	(338,181,514)
Cash distributions paid	(21,342,225)

Net cash used in financing activities	(269,461,218)

Net decrease in cash	(1,881)

Cash, beginning balance	627,060

Cash, ending balance	$625,179

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $26,022,539.
Cash paid for interest on bank borrowings—$16,830.
Cash paid for interest on short-term floating rate notes issued—$1,260,465.
See accompanying Notes to Financial Statements.
42 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	January 31, 2011				Year Ended July 31,
Class A	(Unaudited)	2010[1]	2009	2008	2007	2006
Per Share Operating Data

Net asset value, beginning of period	$7.98	$6.70	$9.02	$11.43	$11.44	$11.52

Income (loss) from investment operations:
Net investment income[2]	.28	.57	.56	.57	.53	.55
Net realized and unrealized gain (loss)	(.77)	1.27	(2.32)	(2.43)	—	(.02)

Total from investment operations	(.49)	1.84	(1.76)	(1.86)	.53	.53

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.27)	(.56)	(.56)	(.55)	(.54)	(.61)

Net asset value, end of period	$7.22	$7.98	$6.70	$9.02	$11.43	$11.44

Total Return, at Net Asset Value[3]	(6.33)%	27.95%	(19.14)%	(16.60)%	4.67%	4.74%

Ratios/Supplemental Data

Net assets, end of period (in thousands)	$900,720	$1,130,392	$883,104	$1,344,257	$1,907,202	$1,213,319

Average net assets (in thousands)	$1,087,934	$1,082,612	$918,284	$1,584,343	$1,603,883	$901,717

Ratios to average net assets:[4]
Net investment income	7.01%	7.34%	8.21%	5.69%	4.56%	4.85%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	0.75%	0.75%	0.79%	0.70%	0.71%	0.76%
Interest and fees from borrowings	0.08%	0.25%	1.09%	0.16%	0.10%	0.16%
Interest and fees on short-term floating rate notes issued[5]	0.18%	0.22%	0.67%	0.78%	0.48%	0.52%

Total expenses	1.01%	1.22%	2.55%	1.64%	1.29%	1.44%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.00%	1.21%	2.55%	1.64%	1.29%	1.44%

Portfolio turnover rate	12%	23%	32%	45%	11%	43%

1.	July 30, 2010 represents the last business day of the Fund’s 2010 fiscal year.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
43 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	January 31, 2011				Year Ended July 31,
Class B	(Unaudited)	2010[1]	2009	2008	2007	2006

Per Share Operating Data

Net asset value, beginning of period	$7.99	$6.70	$9.02	$11.44	$11.44	$11.53

Income (loss) from investment operations:
Net investment income[2]	.25	.51	.51	.49	.44	.47
Net realized and unrealized gain (loss)	(.77)	1.28	(2.33)	(2.45)	.01	(.04)

Total from investment operations	(.52)	1.79	(1.82)	(1.96)	.45	.43

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.24)	(.50)	(.50)	(.46)	(.45)	(.52)

Net asset value, end of period	$7.23	$7.99	$6.70	$9.02	$11.44	$11.44

Total Return, at Net Asset Value[3]	(6.73)%	27.03%	(19.85)%	(17.36)%	3.94%	3.83%

Ratios/Supplemental Data

Net assets, end of period (in thousands)	$19,729	$24,850	$22,476	$40,026	$66,992	$64,421

Average net assets (in thousands)	$23,241	$25,296	$25,591	$51,641	$68,193	$61,780

Ratios to average net assets:[4]
Net investment income	6.16%	6.50%	7.35%	4.85%	3.79%	4.11%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.60%	1.60%	1.64%	1.53%	1.50%	1.55%
Interest and fees from borrowings	0.08%	0.25%	1.09%	0.16%	0.10%	0.16%
Interest and fees on short-term floating rate notes issued[5]	0.18%	0.22%	0.67%	0.78%	0.48%	0.52%

Total expenses	1.86%	2.07%	3.40%	2.47%	2.08%	2.23%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.85%	2.06%	3.40%	2.47%	2.08%	2.23%

Portfolio turnover rate	12%	23%	32%	45%	11%	43%

1.	July 30, 2010 represents the last business day of the Fund’s 2010 fiscal year.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
44 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

	Six Months
	Ended
	January 31, 2011				Year Ended July 31,
Class C	(Unaudited)	2010[1]	2009	2008	2007	2006
Per Share Operating Data

Net asset value, beginning of period	$7.96	$6.68	$9.00	$11.40	$11.41	$11.50

Income (loss) from investment operations:
Net investment income[2]	.25	.51	.51	.49	.44	.46
Net realized and unrealized gain (loss)	(.77)	1.27	(2.32)	(2.42)	.01	(.03)

Total from investment operations	(.52)	1.78	(1.81)	(1.93)	.45	.43

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.24)	(.50)	(.51)	(.47)	(.46)	(.52)

Net asset value, end of period	$7.20	$7.96	$6.68	$9.00	$11.40	$11.41

Total Return, at Net Asset Value[3]	(6.71)%	27.06%	(19.82)%	(17.20)%	3.89%	3.85%

Ratios/Supplemental Data

Net assets, end of period (in thousands)	$259,526	$314,047	$242,207	$343,268	$482,657	$232,242

Average net assets (in thousands)	$306,079	$302,114	$243,658	$402,977	$362,456	$149,437

Ratios to average net assets:[4]
Net investment income	6.24%	6.57%	7.47%	4.91%	3.78%	4.05%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.52%	1.52%	1.57%	1.48%	1.48%	1.52%
Interest and fees from borrowings	0.08%	0.25%	1.09%	0.16%	0.10%	0.16%
Interest and fees on short-term floating rate notes issued[5]	0.18%	0.22%	0.67%	0.78%	0.48%	0.52%

Total expenses	1.78%	1.99%	3.33%	2.42%	2.06%	2.20%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.77%	1.98%	3.33%	2.42%	2.06%	2.20%

Portfolio turnover rate	12%	23%	32%	45%	11%	43%

1.	July 30, 2010 represents the last business day of the Fund’s 2010 fiscal year.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
45 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

Period Ended
January 31, 2011[1]
Class Y	(Unaudited)

Per Share Operating Data

Net asset value, beginning of period	$7.73
Income (loss) from investment operations:
Net investment income[2]	.01
Net realized and unrealized loss	(.44)

Total from investment operations	(.43)
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.08)

Net asset value, end of period	$7.22

Total Return, at Net Asset Value[3]	(5.39)%

Ratios/Supplemental Data

Net assets, end of period (in thousands)	$581
Average net assets (in thousands)	$1
Ratios to average net assets:[4]
Net investment income	7.94%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	0.51%
Interest and fees from borrowings	0.08%
Interest and fees on short-term floating rate notes issued[5]	0.18%

Total expenses	0.77%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.76%
Portfolio turnover rate	12%

1.	For the period from November 29, 2010 (inception of offering) to January 31, 2011.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
46 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer California Municipal Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund’s investment objective is to seek as high a level of current interest income exempt from federal and California income taxes for individual investors as is consistent with preservation of capital. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans under which they pay fees. Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase. Class Y shares were first publicly offered on November 29, 2010.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued
47 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and “money market-type” debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are
48 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.
As of January 31, 2011, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

When-Issued or
Delayed Delivery
Basis Transactions

Purchased securities	$1,980,600
Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund’s exposure to the effects of leverage from its investments in inverse floaters amount to $193,420,000 as of January 31, 2011, which represents 13.72% of the Fund’s total assets.
     Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the “municipal bond”) to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the “sponsor”) creates a trust (the “Trust”) and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an “inverse floating rate security”) to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund’s repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating
49 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust’s liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund’s Statement of Operations. At January 31, 2011, municipal bond holdings with a value of $260,169,292 shown on the Fund’s Statement of Investments are held by such Trusts and serve as collateral for the $193,420,000 in short-term floating rate notes issued and outstanding at that date.
     The Fund’s investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.
At January 31, 2011, the Fund’s residual exposure to these types of inverse floating rate securities were as follows:

Principal	Inverse	Coupon	Maturity
Amount	Floater[1]	Rate[2]	Date	Value

$2,500,000	Anaheim, CA Public Financing Authority ROLs[3]	15.540%	10/1/39	$2,246,400
2,500,000	Bay Area, CA Toll Authority ROLs	16.379	4/1/43	2,555,000
2,500,000	Bay Area, CA Toll Authority (San Francisco Bay Area) ROLs[3]	16.814	4/1/44	2,656,100
2,495,000	CA Dept. of Veterans Affairs Home Purchase ROLs[3]	14.814	12/1/27	1,363,468
2,500,000	CA Dept. of Veterans Affairs Home Purchase ROLs[3]	15.570	12/1/37	994,200
3,555,000	CA Health Facilities Financing Authority (Providence Health & Service/Provident Health System-Oregon Obligated Group)	16.173	10/1/39	3,057,300
270,000	CA Home Mtg. Finance Authority (Homebuyers Fund) ROLs[3]	21.958	8/1/43	274,876
705,000	CA Home Mtg. Finance Authority (Homebuyers Fund) ROLs[3]	9.578	2/1/43	713,742
4,945,000	CA Public Works (Regents University) DRIVERS	11.065	4/1/34	3,600,652
50 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Principal	Inverse	Coupon	Maturity
Amount	Floater[1]	Rate[2]	Date	Value

$3,000,000	CA Statewide CDA ROLs	17.488%	7/1/47	$2,364,600
2,840,000	Citrus, CA Community College District DRIVERS	15.968	6/1/31	2,804,670
1,290,000	Grossmont, CA Union High School District ROLs[3]	15.093	8/1/30	1,391,704
1,225,000	Grossmont, CA Union High School District ROLs[3]	15.120	8/1/31	1,301,440
2,500,000	Grossmont, CA Union High School District ROLs[3]	16.530	8/1/45	2,363,000
3,750,000	Los Angeles, CA Community College District ROLs[3]	14.671	8/1/33	2,871,600
2,500,000	Los Angeles, CA Community College District ROLs[3]	16.757	8/1/33	3,096,800
4,735,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport) DRIVERS	11.552	5/15/24	4,814,974
3,335,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport) DRIVERS	11.867	5/15/26	3,322,794
3,665,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport) DRIVERS	11.878	5/15/27	3,568,684
3,365,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport) DRIVERS	11.873	5/15/28	3,195,707
3,405,000	Los Angeles, CA Dept. of Airports ROLs	12.223	5/15/25	3,470,785
750,000	Los Angeles, CA Dept. of Water & Power DRIVERS	15.728	7/1/34	761,370
3,000,000	Los Angeles, CA Dept. of Water & Power DRIVERS	15.728	7/1/38	3,045,480
4,075,000	Los Angeles, CA Harbor Dept. DRIVERS	15.312	8/1/34	3,677,443
6,835,000	Port of Oakland, CA ROLs[3]	11.095	11/1/32	5,024,203
2,500,000	San Diego, CA Regional Building Authority (County Operations Center & Annex) DRIVERS	15.745	2/1/36	2,212,300

				$66,749,292

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 39 of the Statement of Investments.

2.	Represents the current interest rate for a variable rate bond known as an “inverse floater.”

3.	Security is subject to a shortfall and forbearance agreement.
The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in such inverse floating rate securities, if it deems it appropriate to do so. As of January 31, 2011, in addition to the exposure detailed in the preceding table, the Fund’s maximum exposure under such agreements is estimated at $79,870,000.
Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers or underlying
51 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
obligors subsequently default. Information concerning securities in default as of January 31, 2011 is as follows:

Cost	$45,989,374
Market Value	$18,810,864
Market Value as a % of Net Assets	1.59%
Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its invest-ment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended July 30, 2010, the Fund did not utilize any capital loss carry-forward to offset capital gains realized in that fiscal year. As of July 30, 2010, the Fund had available for federal income tax purposes post-October losses of $30,626,992 and unused capital loss carryforwards as follows: 1

Expiring

2015	$2,066,773
2016	33,667,971
2017	100,477,817
2018	223,689,715

Total	$359,902,276

1.	July 30, 2010 represents the last business day of the Fund’s 2010 fiscal year.
As of January 31, 2011, the Fund had available for federal income tax purposes an esti-mated capital loss carryforward of $421,690,786, of which $31,161,518 expires in 2019. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended January 31, 2011, it is estimated that the Fund will not utilize any of capital loss carryforward to offset realized capital gains.
52 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

     Net investment income (loss) and net realized gain (loss) may differ for financial state-ment and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2011 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$1,561,649,012 [1]

Gross unrealized appreciation	$17,957,580
Gross unrealized depreciation	(419,382,162)

Net unrealized depreciation	$(401,424,582)

1.	The Federal tax cost of securities does not include cost of $195,046,882,which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note above.
Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended January 31, 2011, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased (Decreased)	$—
Payments Made to Retired Trustees	16,868
Accumulated Liability as of January 31, 2011	126,451
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of
53 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
54 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended January 31, 2011[1]		Year Ended July 30, 2010[2]
	Shares	Amount	Shares	Amount

Class A
Sold	16,048,990	$125,929,847	36,680,829	$286,383,432
Dividends and/or distributions reinvested	2,627,689	20,590,895	5,659,039	44,348,703
Redeemed	(35,669,795)	(275,241,329)	(32,554,893)	(256,720,086)

Net increase (decrease)	(16,993,116)	$(128,720,587)	9,784,975	$74,012,049

Class B
Sold	150,489	$1,219,905	395,511	$3,076,710
Dividends and/or distributions reinvested	58,263	457,232	142,901	1,119,942
Redeemed	(591,915)	(4,663,250)	(780,563)	(6,084,014)

Net decrease	(383,163)	$(2,986,113)	(242,151)	$(1,887,362)

Class C
Sold	3,536,982	$28,084,692	9,777,432	$76,119,634
Dividends and/or distributions reinvested	636,185	4,974,412	1,430,415	11,182,333
Redeemed	(7,613,761)	(58,646,695)	(8,005,851)	(62,775,865)

Net increase (decrease)	(3,440,594)	$(25,587,591)	3,201,996	$24,526,102

Class Y
Sold	80,536	$581,534	—	$—
Dividends and/or distributions reinvested	—	—	—	—
Redeemed	—	—	—	—

Net increase	80,536	$581,534	—	$—

1.	For the six months ended January 31,2011,for Class A, B and C shares, and for the period from November 29, 2010 (inception of offering) to January 31,2011,for Class Y shares.

2.	July 30, 2010 represents the last business day of the Fund’s 2010 fiscal year.
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended January 31, 2011, were as follows:

	Purchases	Sales

Investment securities	$160,171,430	$385,602,372
55 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $200 million	0.60%
Next $100 million	0.55
Next $200 million	0.50
Next $250 million	0.45
Next $250 million	0.40
Over $1 billion	0.35
Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended January 31, 2011, the Fund paid $295,480 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the
56 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at December 31, 2010 were as follows:

Class B	$2,388,441
Class C	6,896,147
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C
	Class A	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges
Six Months	Retained by	Retained by	Retained by	Retained by
Ended	Distributor	Distributor	Distributor	Distributor

January 31, 2011	$140,915	$9,977	$39,686	$18,442
Waivers and Reimbursements of Expenses. The Manager has voluntarily agreed to reimburse the Fund for a portion of the legal costs and fees incurred in connection with the pending litigation matters discussed in the “Pending Litigation” note which appears later in this report. During the six months ended January 31, 2011, the Manager reimbursed the Fund $44,083 for legal costs and fees.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
     Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
5. Borrowings
The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes.
     The Fund can also use the borrowings for other investment-related purposes, including in connection with the Fund’s inverse floater investments as discussed in Note 1. The Fund may use the borrowings to unwind or “collapse” trusts that issued “inverse floaters” owned by the Fund, or in circumstances in which the Fund has entered into a shortfall
57 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Borrowings Continued
and forbearance agreement with the sponsor of an inverse floater trust to meet the Fund’s obligation to reimburse the sponsor of the inverse floater for the difference between the liquidation value of the underlying bond and the amount due to holders of the short-term floating rate notes issued by the Trust. See the discussion in Note 1 (Inverse Floating Rate Securities) for additional information.
     The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund’s share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund’s yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.
     The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with conduit lenders and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $1.50 billion, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Securities held in collateralized accounts to cover these borrowings are noted in the Statement of Investments. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (0.2705% as of January 31, 2011). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility. The Fund is also allocated its pro-rata share of an annual structuring fee and ongoing commitment fees both of which are based on the total facility size. Total fees and interest that are included in expenses on the Fund’s Statement of Operations related to its participation in the borrowing facility during the six months ended January 31, 2011 equal 0.08% of the Fund’s average net assets on an annualized basis. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.
As of January 31, 2011, the Fund had borrowings outstanding at an interest rate of 0.2705%. Details of the borrowings for the six months ended January 31, 2011 are as follows:

Average Daily Loan Balance	$11,178,261
Average Daily Interest Rate	0.331%
Fees Paid	$322,738
Interest Paid	$16,830
6. Reverse Repurchase Agreements
     The Fund may engage in reverse repurchase agreements. A reverse repurchase agreement is the sale of one or more securities to a counter-party at an agreed-upon purchase price with the simultaneous agreement to repurchase those securities on a future date at a higher repurchase price. The repurchase price represents the repayment of the purchase price and interest accrued thereon over the term of the repurchase agreement. The cash received by the Fund in connection with a reverse repurchase agreement may be used
58 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

for investment-related purposes such as purchasing portfolio securities or for other purposes such as those described in the preceding “Borrowings” note.
     The Fund entered into a Committed Repurchase Transaction Facility (the “Facility”) with J.P. Morgan Securities LLC (the “counter-party”) which enables it to participate with certain other Oppenheimer funds in a committed reverse repurchase agreement facility that permits aggregate outstanding reverse repurchase agreements of up to $750 million, collectively. Interest is charged to the Fund on the purchase price of outstanding reverse repurchase agreements at current LIBOR rates plus an applicable spread. The Fund is also allocated its pro-rata share of an annual structuring fee based on the total Facility size and ongoing commitment fees based on the total unused amount of the Facility. The Fund retains the economic exposure to fluctuations in the value of securities subject to reverse repurchase agreements under the Facility and therefore these transactions are considered secured borrowings for financial reporting purposes. Securities subject to reverse repurchase agreements are separately noted in the Statement of Investments. The Fund also continues to receive the economic benefit of interest payments made on securities subject to reverse repurchase agreements, in the form of a direct payment from the counter-party. These payments are included in interest income on the Statement of Operations. Total fees and interest related to the Fund’s participation in the Facility during the six months ended January 31, 2011 are included in expenses on the Fund’s Statement of Operations and are less than 0.005% of the Fund’s average net assets on an annualized basis.
     The securities subject to reverse repurchase agreements under the Facility are valued on a daily basis. To the extent this value, after adjusting for certain margin requirements of the Facility, exceeds the cash proceeds received, the Fund may request the counter-party to return securities equal in margin value to this excess. To the extent that the cash proceeds received exceed the margin value of the securities subject to the transaction, the counter-party may request additional securities from the Fund. The Fund has the right to declare the first or fifteenth day of any calendar month as the repurchase date in respect of any reverse repurchase agreement upon delivery of a required advanced notification and may also recall any security subject to such a transaction by substituting eligible securities of equal or greater margin value according to the Facility’s terms.
     The Fund executed no transactions under the Facility during the six months ended January 31, 2011.
7. Pending Litigation
Since 2009, a number of lawsuits have been pending in federal courts against the Manager, the Distributor, and certain mutual funds advised by the Manager and distributed by the Distributor—including the Fund. The lawsuits naming the Fund as a defendant also name as defendants certain officers and current and former trustees of the Fund. The plaintiffs seek class action status on behalf of purchasers of shares of the Fund during a particular time period. The lawsuits raise claims under federal securities laws alleging that, among other things, the disclosure documents of the Fund contained misrepresentations and omissions, that the Fund’s investment policies were not followed, and that the Fund and the other
59 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
7. Pending Litigation Continued
defendants violated federal securities laws and regulations and certain state laws. The plain-tiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. Litigation involving certain other Oppenheimer funds is similar in nature.
     In 2009, what are claimed to be derivative lawsuits were filed in state court against the Manager and a subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other lawsuits have been filed since 2008 in various state and federal courts, against the Manager and certain of its affiliates. Those lawsuits were filed by investors who made investments through an affiliate of the Manager, and relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff”). Those suits allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and is defending against them vigorously. The Fund’s Board of Trustees has also engaged counsel to represent the Fund and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Fund may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not have any material effect on the operations of the Fund, that the outcome of all of the suits together should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer funds.
8. Subsequent Event
The Regulated Investment Company Modernization Act of 2010 (the “Act”) was signed into law on December 22, 2010. The Act makes changes to a number of tax rules impacting the Fund. Under the Act, future capital losses generated by a fund may be carried over indefinitely, but these losses must be used prior to the utilization of any pre-enactment capital losses. Since pre-enactment capital losses may only be carried forward for eight years, there may be a greater likelihood that all or a portion of a fund’s pre-enactment capital losses will expire unused. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending 2012. Specific information regarding the impact of the Act on the Fund will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending 2012.
60 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager‘s duties include providing the Fund with the services of the portfolio managers and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third-party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
61 |  OPPENHEIMER CALIFORNIA MUNICIPAL FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over fifty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Daniel Loughran, Scott Cottier, Troy Willis, Mark DeMitry, Marcus Franz, Michael Camarella and effective January 2010, Charles Pulire, the portfolio managers for the Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations and resources, that the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load and no-load California municipal debt funds. The Board noted that the Fund’s one-year performance was better than its peer group median although its three-year, five-year and ten-year performance was below its peer group median.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other retail front-end load California municipal debt funds with comparable asset levels and distribution features. The Board noted that the Fund’s actual and contractual management fees and total expenses were competitive with its peer group median and average.
62 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

     Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement through September 30, 2011. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.
63 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.
64 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Trustees and Officers	Brian F. Wruble, Chairman of the Board of Trustees and Trustee
David K. Downes, Trustee
Matthew P. Fink, Trustee
Phillip A. Griffiths, Trustee
Mary F. Miller, Trustee
Joel W. Motley, Trustee
Mary Ann Tynan,Trustee
Joseph M. Wikler, Trustee
Peter I. Wold, Trustee
William F. Glavin, Jr., President and Principal Executive Officer
Daniel G. Loughran, Vice President and Senior Portfolio Manager
Scott S. Cottier, Vice President and Senior Portfolio Manager
Troy E. Willis, Vice President and Senior Portfolio Manager
Mark R. DeMitry, Vice President and Senior Portfolio Manager
Michael L. Camarella, Vice President and Senior Portfolio Manager
Richard Stein, Vice President
Arthur S. Gabinet, Secretary
Thomas W. Keffer, Vice President and Chief Business Officer
Mark S. Vandehey,Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer
Robert G. Zack, Vice President

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG LLP

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.
©2011 OppenheimerFunds, Inc. All rights reserved
65 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
•	Applications or other forms

•	When you create a user ID and password for online account access

•	When you enroll in eDocs Direct, our electronic document delivery service

•	Your transactions with us, our affiliates or others

•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

•	When you set up challenge questions to reset your password online
If you visit www.oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.
66 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Internet Security and Encryption
In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.
We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number — whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at www.oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at www.oppenheimerfunds.com or call us at 1.800.525.7048.
67 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.
2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.
3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.
4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 01/31/2011, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer California Municipal Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date: 03/11/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date: 03/11/2011

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date: 03/11/2011